ActivePassive Core Bond ETF
Schedule of Investments
May 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 28.5%	Par	Value
United States Treasury Note/Bond
1.88%, 06/30/2026	$ 36,000	$ 35,857
4.63%, 06/30/2026	884,000	884,601
4.50%, 07/15/2026	56,000	55,913
1.88%, 07/31/2026	373,000	371,894
4.38%, 07/31/2026	900,000	900,987
6.75%, 08/15/2026	1,661,000	1,670,777
0.75%, 08/31/2026	186,000	184,181
3.75%, 08/31/2026	1,485,000	1,485,077
2.00%, 11/15/2026	673,000	667,706
1.63%, 11/30/2026	205,000	202,342
4.25%, 11/30/2026	894,000	896,146
4.38%, 12/15/2026	864,000	866,822
4.00%, 01/15/2027	3,055,000	3,059,274
4.13%, 01/31/2027	803,000	804,652
4.25%, 03/15/2027	548,000	549,882
3.88%, 03/31/2027	910,000	910,367
4.50%, 04/15/2027	1,496,000	1,504,192
4.63%, 06/15/2027	720,000	725,309
3.25%, 06/30/2027	50,000	49,533
3.75%, 08/15/2027	545,000	543,818
0.38%, 09/30/2027	41,000	39,024
0.50%, 10/31/2027	1,136,000	1,082,417
6.13%, 11/15/2027	1,666,000	1,717,412
0.63%, 11/30/2027	36,000	34,176
0.63%, 12/31/2027	1,422,000	1,349,456
0.75%, 01/31/2028	45,000	42,562
3.50%, 01/31/2028	3,705,000	3,675,765
4.00%, 02/29/2028	537,000	537,084
3.88%, 03/15/2028	831,000	829,312
3.63%, 03/31/2028	1,561,000	1,550,786
3.88%, 03/31/2028	2,805,000	2,798,919
3.75%, 05/15/2028	112,000	111,190
1.25%, 05/31/2028	87,000	82,232
1.25%, 06/30/2028	121,000	114,109
1.00%, 07/31/2028	3,855,000	3,616,246
4.13%, 07/31/2028	336,000	336,761
2.88%, 08/15/2028	1,327,000	1,295,276
1.13%, 08/31/2028	11,000	10,296
4.38%, 08/31/2028	63,000	63,309
3.38%, 09/15/2028	190,000	186,852
1.25%, 09/30/2028	5,000	4,682
1.38%, 10/31/2028	5,000	4,685
5.25%, 11/15/2028	1,659,000	1,706,307
1.50%, 11/30/2028	1,334,000	1,254,351
3.50%, 12/15/2028	4,010,000	3,958,465
1.38%, 12/31/2028	1,311,000	1,226,143
3.75%, 12/31/2028	702,000	697,037
3.50%, 01/15/2029	5,270,000	5,199,390
1.75%, 01/31/2029	10,000	9,401
4.00%, 01/31/2029	273,000	272,669
1.88%, 02/28/2029	15,000	14,126
4.25%, 02/28/2029	311,000	312,616
3.50%, 03/15/2029	5,775,000	5,693,112

2.38%, 03/31/2029	10,000	9,532
4.63%, 04/30/2029	1,638,000	1,663,402
2.38%, 05/15/2029	5,000	4,758
4.50%, 05/31/2029	894,000	905,000
4.25%, 06/30/2029	2,911,000	2,926,692
4.00%, 07/31/2029	3,378,000	3,371,600
1.63%, 08/15/2029	10,000	9,255
1.75%, 11/15/2029	10,000	9,237
3.88%, 12/31/2029	5,000	4,952
3.50%, 01/31/2030	71,000	69,401
1.50%, 02/15/2030	10,000	9,097
4.00%, 02/28/2030	1,661,000	1,655,550
3.63%, 03/31/2030	658,000	647,063
4.00%, 03/31/2030	913,000	909,897
3.50%, 04/30/2030	606,000	592,862
0.63%, 05/15/2030	3,436,000	3,003,950
3.75%, 05/31/2030	1,080,000	1,066,036
3.75%, 06/30/2030	1,324,000	1,306,209
3.88%, 06/30/2030	1,025,000	1,015,991
3.88%, 07/31/2030	926,000	917,699
4.00%, 07/31/2030	1,582,000	1,575,202
0.63%, 08/15/2030	6,524,000	5,652,434
4.13%, 08/31/2030	15,000	14,963
4.63%, 09/30/2030	323,000	329,397
4.88%, 10/31/2030	627,000	645,786
0.88%, 11/15/2030	4,518,000	3,926,071
4.38%, 11/30/2030	893,000	901,965
3.63%, 12/31/2030	1,280,000	1,253,200
3.75%, 12/31/2030	3,461,000	3,406,178
4.00%, 01/31/2031	1,256,000	1,248,763
1.13%, 02/15/2031	4,296,000	3,750,442
3.50%, 02/28/2031	315,000	306,534
4.25%, 02/28/2031	6,276,000	6,306,154
3.88%, 03/31/2031	3,545,000	3,504,842
4.13%, 03/31/2031	9,783,000	9,775,548
3.88%, 04/30/2031	1,250,000	1,235,645
4.63%, 04/30/2031	525,000	536,064
1.63%, 05/15/2031	15,000	13,286
4.63%, 05/31/2031	222,000	226,120
4.25%, 06/30/2031	4,153,000	4,171,169
4.13%, 07/31/2031	560,000	559,169
1.25%, 08/15/2031	4,666,000	4,034,723
3.75%, 08/31/2031	4,460,000	4,372,804
1.38%, 11/15/2031	3,500,000	3,023,945
4.38%, 01/31/2032	1,623,000	1,637,582
1.88%, 02/15/2032	2,685,000	2,369,775
4.13%, 02/29/2032	185,000	183,827
4.13%, 03/31/2032	370,000	368,475
2.88%, 05/15/2032	1,471,000	1,367,685
2.75%, 08/15/2032	1,377,000	1,265,926
3.88%, 09/30/2032	1,200,000	1,175,672
3.75%, 11/30/2032	3,047,000	2,960,232
3.88%, 12/31/2032	484,000	473,375
4.00%, 01/31/2033	9,125,000	8,984,739
3.50%, 02/15/2033	1,414,000	1,350,922
4.25%, 03/31/2033	300,000	299,578
3.38%, 05/15/2033	375,000	354,587
3.88%, 08/15/2033	7,491,000	7,296,263
4.50%, 11/15/2033	796,000	805,515
4.00%, 02/15/2034	2,695,000	2,637,521

4.38%, 05/15/2034	14,219,000	14,253,159
3.88%, 08/15/2034	2,992,000	2,893,474
4.63%, 02/15/2035	8,817,000	8,969,231
4.25%, 05/15/2035	325,000	321,401
4.25%, 08/15/2035	6,332,000	6,254,829
4.00%, 11/15/2035	4,087,000	3,953,534
4.13%, 02/15/2036	905,000	882,941
4.38%, 05/15/2036	1,405,000	1,396,329
4.75%, 02/15/2037	587,000	603,005
4.50%, 05/15/2038	2,512,000	2,509,400
4.38%, 11/15/2039	24,000	23,174
1.13%, 05/15/2040	589,000	370,092
1.13%, 08/15/2040	360,000	223,959
1.38%, 11/15/2040	638,000	410,015
1.88%, 02/15/2041	640,000	441,587
2.25%, 05/15/2041	147,000	106,397
4.38%, 05/15/2041	24,000	22,865
1.75%, 08/15/2041	637,000	424,600
2.00%, 11/15/2041	615,000	423,641
3.13%, 11/15/2041	325,000	264,202
2.38%, 02/15/2042	587,000	426,034
3.13%, 02/15/2042	2,715,000	2,191,536
3.25%, 05/15/2042	623,000	510,811
3.88%, 02/15/2043	160,000	140,847
3.88%, 05/15/2043	51,000	44,780
4.38%, 08/15/2043	2,103,000	1,969,550
3.75%, 11/15/2043	248,000	212,892
4.75%, 11/15/2043	2,263,000	2,216,812
4.50%, 02/15/2044	502,000	476,057
4.63%, 05/15/2044	2,663,000	2,561,525
4.13%, 08/15/2044	1,851,000	1,665,936
5.00%, 05/15/2045	184,000	184,318
2.88%, 08/15/2045	200,000	147,061
4.63%, 02/15/2046	270,000	257,913
2.25%, 08/15/2046	531,000	343,822
3.00%, 02/15/2047	626,000	463,032
2.75%, 08/15/2047	194,000	135,891
2.75%, 11/15/2047	605,000	423,618
3.13%, 05/15/2048	714,000	532,822
3.00%, 08/15/2048	515,000	374,662
3.38%, 11/15/2048	802,000	623,304
3.00%, 02/15/2049	1,660,000	1,201,749
2.88%, 05/15/2049	794,000	559,832
2.25%, 08/15/2049	1,047,000	645,766
2.38%, 11/15/2049	795,000	502,185
2.00%, 02/15/2050	338,000	195,149
1.25%, 05/15/2050	875,000	411,985
1.38%, 08/15/2050	2,028,000	984,095
1.63%, 11/15/2050	12,200,000	6,312,785
1.88%, 02/15/2051	1,403,000	772,034
2.38%, 05/15/2051	1,372,000	850,211
2.00%, 08/15/2051	540,000	304,562
1.88%, 11/15/2051	2,493,000	1,356,786
2.25%, 02/15/2052	2,113,000	1,260,454
2.88%, 05/15/2052	2,005,000	1,375,383
3.00%, 08/15/2052	609,000	428,191
3.63%, 02/15/2053	686,000	544,245
3.63%, 05/15/2053	698,000	553,179
4.13%, 08/15/2053	783,000	679,161
4.75%, 11/15/2053	2,948,000	2,833,535

4.25%, 02/15/2054	400,000	354,313
4.63%, 05/15/2054	1,340,000	1,263,657
4.25%, 08/15/2054	949,000	840,773
4.50%, 11/15/2054	961,000	887,874
4.63%, 02/15/2055	2,008,000	1,894,030
4.75%, 05/15/2055	2,187,000	2,105,415
4.63%, 11/15/2055	4,434,000	4,186,666
4.75%, 02/15/2056	1,355,000	1,306,305
5.00%, 05/15/2056	765,000	767,391
TOTAL U.S. TREASURY SECURITIES (Cost $271,305,843)		266,624,528

EXCHANGE TRADED FUNDS - 25.5%	Shares	Value
iShares Core U.S. Aggregate Bond ETF	240,115	23,785,792
iShares MBS ETF (a)	1,303,626	123,570,708
Vanguard Total International Bond ETF (a)	1,887,939	91,244,092
TOTAL EXCHANGE TRADED FUNDS (Cost $236,233,368)		238,600,592

CORPORATE BONDS - 22.8%	Par	Value
Advertising & Marketing - 0.0% (b)
Neptune Bidco US, Inc., 10.38%, 05/15/2031 (c)	13,000	13,559
WPP 2025 LLC/Delaware, 6.50%, 03/30/2036	295,000	289,431
		302,990

Aerospace & Defense - 0.2%
Embraer Netherlands Finance BV, 5.98%, 02/11/2035	471,000	488,707
Goat Holdco LLC, 6.75%, 02/01/2032 (c)	193,000	196,106
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (c)	235,000	231,960
5.73%, 03/16/2056 (c)	175,000	174,753
TransDigm, Inc.
6.75%, 08/15/2028 (c)	70,000	70,774
4.63%, 01/15/2029	10,000	9,836
6.88%, 12/15/2030 (c)	40,000	41,162
7.13%, 12/01/2031 (c)	65,000	67,420
6.00%, 01/15/2033 (c)	95,000	95,900
6.25%, 01/31/2034 (c)	32,000	32,689
6.13%, 07/31/2034 (c)	15,000	14,919
		1,424,226

Airlines - 0.1%
Alaska Airlines, Inc., 6.50%, 06/01/2031 (c)	12,000	11,911
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (c)	212,000	211,375
OneSky Flight LLC, 8.88%, 12/15/2029 (c)	7,000	7,370
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	368,362	366,682
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	101,125	102,417
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/2028 (c)	13,000	12,919
		712,674

Apparel & Textile Products - 0.0% (b)
Champ Acquisition Corp., 8.38%, 12/01/2031 (c)	20,000	20,962

Auto Parts Manufacturing - 0.0% (b)
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (a)(c)	22,000	22,020
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl
6.13%, 04/15/2031 (c)	9,000	9,003
6.38%, 04/15/2034 (c)	5,000	4,990
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (c)	5,000	5,230
		41,243

Automobiles & Components - 0.1%
General Motors Co., 6.80%, 10/01/2027	410,000	420,016
Goodyear Tire & Rubber Co., 5.25%, 04/30/2031	147,000	131,036
Phinia, Inc., 6.75%, 04/15/2029 (c)	7,000	7,186
		558,238

Automobiles Manufacturing - 0.9%
American Honda Finance Corp., 4.60%, 04/17/2030	55,000	54,494
BMW US Capital LLC
4.90%, 04/02/2029 (c)	379,000	381,320
4.15%, 04/09/2030 (c)	164,000	160,224
2.55%, 04/01/2031 (c)	284,000	255,826
5.15%, 08/11/2033 (c)	82,000	82,655
Ford Motor Credit Co. LLC, 5.42%, 04/09/2031 (a)	795,000	792,763
General Motors Financial Co., Inc., 5.85%, 04/06/2030	45,000	46,560
Hyundai Capital America
1.50%, 06/15/2026 (c)	233,000	232,173
5.45%, 06/24/2026 (c)	11,000	10,982
3.50%, 11/02/2026 (c)	94,000	93,435
5.30%, 03/19/2027 (c)	10,000	10,052
5.30%, 06/24/2029 (c)	9,000	9,124
Mercedes-Benz Finance North America LLC
3.75%, 02/22/2028 (c)	1,071,000	1,058,813
5.10%, 08/03/2028 (c)	312,000	315,128
2.63%, 03/10/2030 (c)	857,000	798,818
Stellantis Finance US, Inc., 6.45%, 03/18/2035 (a)(c)	485,000	488,155
Stellantis Financial Services US Corp.
4.95%, 09/15/2028 (c)	395,000	392,536
5.40%, 09/15/2030 (c)	580,000	573,402
Toyota Motor Credit Corp., 4.45%, 06/29/2029	1,319,000	1,321,217
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (c)	332,000	317,036
6.20%, 11/16/2028 (c)	344,000	354,271
6.45%, 11/16/2030 (c)	200,000	210,650
		7,959,634

Banks - 3.0%
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032 (c)	206,000	221,989
Bank of America Corp.
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	707,000	704,816
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029	975,000	966,294
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	266,685
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	111,000	100,142
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	19,261
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	495,000	506,008
5.49% (SOFR + 1.57%), 04/23/2037	740,000	735,039
Bank of Nova Scotia, 4.25% (SOFR + 0.73%), 02/02/2030	375,000	370,329
Barclays PLC
4.52% to 02/24/2031 then SOFR + 1.14%, 02/24/2032	355,000	346,907
7.12% to 06/27/2033 then SOFR + 3.57%, 06/27/2034	700,000	766,464
5.21% to 02/24/2036 then SOFR + 1.51%, 02/24/2037	350,000	340,026
6.04% to 03/12/2054 then SOFR + 2.42%, 03/12/2055	859,000	892,372
BNP Paribas SA, 5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (c)	369,000	372,963
BPCE SA
5.18% to 06/02/2031 then SOFR + 1.22%, 06/02/2032 (c)	260,000	259,959
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (c)	260,000	230,576
6.92% to 01/14/2045 then SOFR + 2.61%, 01/14/2046 (c)	697,000	723,585
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034 (c)	532,000	581,208

Citibank NA, 5.80%, 09/29/2028	500,000	516,973
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028	235,000	233,723
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	395,000	387,288
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	174,000	171,676
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	450,000	452,161
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	860,000	851,020
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	1,079,000	1,126,839
6.13%, 08/25/2036	657,000	687,765
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	719,276
Citizens Financial Group, Inc., 5.30% to 01/29/2031 then 5 yr. CMT Rate + 1.45%, 01/29/2036	10,000	9,884
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (c)	343,000	345,937
Fifth Third Bancorp
4.57% to 04/29/2031 then SOFR + 0.95%, 04/29/2032	420,000	412,102
5.14% (SOFR + 1.24%), 01/29/2037	265,000	259,098
Fifth Third Bank NA, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033	468,000	468,252
First Citizens BancShares, Inc., 5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	23,000	22,484
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	9,000	9,047
HSBC Holdings PLC, 5.74% to 09/10/2035 then SOFR + 1.96%, 09/10/2036	683,000	688,945
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	405,000	413,000
JPMorgan Chase & Co.
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	202,000	200,000
5.01% to 01/23/2029 then SOFR + 1.31%, 01/23/2030	385,000	387,773
4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031	175,000	171,245
4.62% to 04/23/2031 then SOFR + 0.99%, 04/23/2032	555,000	550,557
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	490,000	500,279
5.15% (SOFR + 1.26%), 04/23/2037	620,000	616,446
3.88% to 07/24/2037 then 3 mo. Term SOFR + 1.62%, 07/24/2038	108,000	95,234
4.26% to 02/22/2047 then 3 mo. Term SOFR + 1.84%, 02/22/2048	255,000	211,302
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	565,000	563,894
Mizuho Financial Group, Inc.
3.26% to 05/22/2029 then 1 yr. CMT Rate + 1.25%, 05/22/2030	624,000	601,686
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031	307,000	273,248
National Australia Bank Ltd.
2.33%, 08/21/2030 (c)	250,000	224,879
2.99%, 05/21/2031 (c)	250,000	226,977
NatWest Group PLC, 5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031	321,000	323,238
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	332,000	328,961
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	5,152
5.58% to 01/29/2035 then SOFR + 1.39%, 01/29/2036	340,000	347,836
5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036	170,000	171,296
5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	560,000	550,580
Regions Financial Corp., 5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	413,000	422,872
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	200,000	201,487
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	637,000	673,921
4.60% to 01/27/2031 then SOFR + 0.97%, 01/27/2032	460,000	453,694
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	290,000	286,061
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	227,601
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	188,000	163,056
Wells Fargo & Co.
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	506,000	496,276
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	597,000	598,897
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	709,000	723,025
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	96,000	97,525
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	109,831
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	470,000	478,965
5.38%, 11/02/2043	175,000	164,547

Wells Fargo Bank NA, 5.85%, 02/01/2037	278,000	288,611
		27,917,045

Biotechnology - 0.0% (b)
CSL Finance PLC, 4.95%, 04/27/2062 (c)	6,000	5,112

Cable & Satellite - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 02/01/2032 (c)	32,000	28,480
4.50%, 05/01/2032	330,000	289,074
7.00%, 02/01/2033 (a)(c)	24,000	23,416
4.50%, 06/01/2033 (c)	210,000	179,340
7.38%, 02/01/2036 (a)(c)	29,000	28,267
Charter Communications Operating LLC / Charter Communications Operating Capital
6.65%, 02/01/2034	195,000	200,919
5.85%, 12/01/2035	275,000	267,193
3.50%, 06/01/2041	290,000	202,139
4.80%, 03/01/2050	90,000	66,666
6.70%, 12/01/2055 (a)	152,000	143,644
Cox Communications, Inc., 3.50%, 08/15/2027 (c)	1,029,000	1,016,574
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031 (c)	12,000	12,534
9.25%, 06/01/2032 (c)	7,000	7,173
Sirius XM Radio LLC, 4.13%, 07/01/2030 (a)(c)	31,000	29,169
Sky Group Finance Ltd., 6.50%, 10/15/2035 (c)	227,000	243,328
		2,737,916

Capital Goods - 0.8%
AGCO Corp., 5.45%, 03/21/2027	10,000	10,059
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (c)	8,000	7,828
Boeing Co.
5.04%, 05/01/2027	685,000	688,818
5.15%, 05/01/2030	590,000	599,505
3.90%, 05/01/2049	245,000	182,948
Bombardier, Inc.
7.25%, 07/01/2031 (c)	89,000	93,393
7.00%, 06/01/2032 (c)	165,000	171,623
5.88%, 01/15/2035 (c)	3,000	3,021
Builders FirstSource, Inc.
6.38%, 06/15/2032 (c)	150,000	151,114
6.75%, 05/15/2035 (c)	15,000	15,130
Flowserve Corp., 5.70%, 05/15/2036	185,000	185,867
Fortive Corp., 4.30%, 06/15/2046	349,000	285,577
FTAI Aviation Investors LLC, 7.88%, 12/01/2030 (c)	18,000	18,851
GE Vernova, Inc.
4.25%, 02/04/2031	165,000	162,507
4.88%, 02/04/2036	130,000	127,862
5.50%, 02/04/2056	520,000	504,545
Herc Holdings, Inc., 6.00%, 03/15/2034 (c)	30,000	29,759
Hexcel Corp., 5.88%, 02/26/2035	76,000	78,449
Howmet Aerospace, Inc.
6.75%, 01/15/2028	364,000	376,554
5.95%, 02/01/2037	250,000	265,640
Illinois Tool Works, Inc., 3.90%, 09/01/2042	348,000	292,838
Kennametal, Inc., 5.80%, 05/28/2036	255,000	257,861
Masterbrand, Inc., 7.00%, 07/15/2032 (c)	8,000	7,972
Nordson Corp., 5.80%, 09/15/2033	97,000	100,876
Northrop Grumman Corp.
4.95%, 03/15/2053	703,000	629,483

5.20%, 06/01/2054	627,000	583,684
Quanta Services, Inc., 4.50%, 01/15/2031	525,000	520,261
QXO Building Products, Inc., 6.75%, 04/30/2032 (c)	18,000	18,307
Rockwell Automation, Inc., 6.70%, 01/15/2028	339,000	350,074
RTX Corp., 3.03%, 03/15/2052	125,000	80,423
Sumisho Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	217,000	216,355
5.20%, 07/15/2031	545,000	547,982
Terex Corp., 6.25%, 10/15/2032 (c)	160,000	162,134
Vertiv Holdings Co., 5.80%, 03/15/2056	80,000	78,711
		7,806,011

Casinos & Gaming - 0.0% (b)
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030 (c)	12,000	12,502
Pioneer Opco LLC, 7.00%, 05/15/2033 (c)	2,000	2,040
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030 (c)	30,000	30,186
		44,728

Chemicals - 0.2%
Air Liquide Finance SA, 3.50%, 09/27/2046 (c)	238,000	179,783
Calderys Financing LLC, 11.25%, 06/01/2028 (c)	130,000	134,444
Celanese US Holdings LLC
7.70%, 11/15/2033 (d)	205,000	219,780
7.38%, 02/15/2034	9,000	9,382
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (c)	6,000	5,987
LYB International Finance III LLC
5.88%, 01/15/2036 (a)	265,000	268,178
4.20%, 10/15/2049	135,000	98,753
3.63%, 04/01/2051	485,000	321,068
Windsor Holdings III LLC, 8.50%, 06/15/2030 (c)	347,000	360,401
WR Grace Holdings LLC
7.38%, 03/01/2031 (c)	115,000	115,634
7.00%, 08/01/2033 (c)	13,000	12,870
		1,726,280

Commercial & Professional Services - 0.2%
ADT Security Corp., 5.88%, 10/15/2033 (c)	7,000	6,829
Brink's Co., 6.50%, 06/15/2029 (c)	8,000	8,183
Concentrix Corp., 6.85%, 08/02/2033 (a)	545,000	498,706
Equifax, Inc.
5.10%, 12/15/2027	275,000	276,845
3.10%, 05/15/2030	60,000	56,258
Jacobs Solutions, Inc., 4.75%, 03/03/2031	445,000	439,215
Republic Services, Inc.
5.00%, 04/01/2034	212,000	213,406
5.70%, 05/15/2041	129,000	133,514
Science Applications International Corp., 5.88%, 11/01/2033 (c)	7,000	6,899
Thomson Reuters Corp., 5.65%, 11/23/2043	96,000	90,357
Waste Management, Inc., 3.90%, 03/01/2035	65,000	60,095
		1,790,307

Commercial Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.38%, 12/15/2031	455,000	462,823
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	240,000	244,504
Avolon Holdings Funding Ltd., 4.20%, 04/15/2029 (c)	380,000	372,866
Azorra Finance Ltd.
7.75%, 04/15/2030 (c)	14,000	14,552

7.25%, 01/15/2031 (c)	3,000	3,064
GGAM Finance Ltd., 8.00%, 06/15/2028 (c)	8,000	8,299
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (c)	21,000	21,609
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (c)	6,000	6,288
		1,134,005

Construction Materials Manufacturing - 0.1%
Holcim US Finance Luxembourg SA
3.50%, 09/22/2026 (c)	345,000	342,966
6.88%, 09/29/2039 (c)	70,000	74,937
JH North America Holdings, Inc., 6.13%, 07/31/2032 (c)	9,000	9,008
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (c)	400,000	406,553
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (c)	8,000	8,419
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (c)	75,000	76,001
5.88%, 03/15/2034 (c)	18,000	17,518
Standard Industries, Inc., 4.75%, 01/15/2028 (c)	180,000	178,803
		1,114,205

Consumer Discretionary Distribution & Retail - 0.2%
Advance Auto Parts, Inc., 7.38%, 08/01/2033 (c)	12,000	12,461
Amazon.com, Inc.
4.25%, 03/13/2031	350,000	345,343
4.55%, 03/13/2033	200,000	197,442
4.88%, 03/13/2036	290,000	285,906
5.80%, 03/13/2056	300,000	299,746
5.95%, 03/13/2066	220,000	221,266
Gap, Inc., 3.88%, 10/01/2031 (c)	9,000	8,162
Genuine Parts Co., 6.88%, 11/01/2033	117,000	126,443
Home Depot, Inc., 4.88%, 06/25/2027	12,000	12,079
Lowe's Cos., Inc.
3.70%, 04/15/2046	348,000	260,239
5.75%, 07/01/2053	119,000	116,443
Men's Wearhouse LLC, 9.00%, 02/01/2031 (c)	5,000	5,251
		1,890,781

Consumer Durables & Apparel - 0.2%
Crocs, Inc., 4.25%, 03/15/2029 (c)	5,000	4,837
Dream Finders Homes, Inc.
8.25%, 08/15/2028 (c)	7,000	7,158
6.88%, 09/15/2030 (c)	7,000	6,897
Installed Building Products, Inc., 5.63%, 02/01/2034 (c)	9,000	8,836
LGI Homes, Inc., 7.00%, 11/15/2032 (a)(c)	375,000	361,336
Mattel, Inc., 3.75%, 04/01/2029 (c)	315,000	305,064
Meritage Homes Corp., 5.65%, 03/15/2035	482,000	486,910
Newell Brands, Inc., 6.38%, 05/15/2030	11,000	10,836
Sekisui House US, Inc., 3.97%, 08/06/2061	211,000	139,774
Under Armour, Inc., 7.25%, 07/15/2030 (c)	5,000	5,069
Whirlpool Corp., 5.50%, 03/01/2033	132,000	110,388
		1,447,105

Consumer Finance - 0.1%
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (c)	16,000	15,359
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM, 7.38%, 09/30/2030 (c)	7,000	6,982
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031 (c)	10,000	10,340
8.38%, 04/01/2032 (c)	14,000	14,188
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.50%, 08/01/2030	180,000	181,816

PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029 (c)	12,000	11,773
Planet Financial Group LLC, 10.50%, 12/15/2029 (c)	5,000	4,998
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (c)	9,000	9,390
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.88%, 03/01/2031 (c)	333,000	308,913
UWM Holdings LLC
6.63%, 02/01/2030 (c)	119,000	112,674
6.25%, 03/15/2031 (c)	6,000	5,500
		681,933

Consumer Products - 0.0% (b)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029 (c)	9,000	8,704
6.63%, 07/15/2030 (a)(c)	400,000	400,685
5.60%, 01/15/2031 (c)	9,000	8,729
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032 (a)	12,000	11,434
		429,552

Consumer Services - 0.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (c)	185,000	193,099
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (c)	29,000	28,229
6.00%, 10/15/2032 (a)(c)	5,000	4,470
Carnival Corp. Ltd., 6.13%, 02/15/2033 (a)(c)	215,000	217,393
Churchill Downs, Inc.
5.75%, 04/01/2030 (c)	6,000	5,990
6.75%, 05/01/2031 (c)	280,000	285,493
CompoSecure Holdings LLC, 5.63%, 02/01/2033 (c)	10,000	9,689
Life Time, Inc., 6.00%, 11/15/2031 (c)	6,000	6,084
Marriott International, Inc./MD, 5.00%, 10/15/2027	103,000	103,704
Penn Entertainment, Inc., 6.75%, 04/01/2031 (a)(c)	5,000	4,971
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (c)	341,000	343,217
4.75%, 05/15/2033	335,000	325,523
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (c)	95,000	94,558
Starbucks Corp., 3.00%, 02/14/2032	349,000	318,978
Travel + Leisure Co., 6.25%, 06/01/2031 (c)	6,000	6,022
Williams Scotsman, Inc., 6.63%, 06/15/2029 (c)	175,000	179,066
		2,126,486

Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard, Inc., 4.50%, 07/26/2047 (c)	573,000	476,815
Sysco Corp., 4.45%, 03/15/2048	164,000	134,163
Walmart, Inc.
3.90%, 04/15/2028	150,000	149,350
4.00%, 04/15/2030	69,000	68,336
		828,664

Containers & Packaging - 0.1%
Berry Global, Inc., 5.65%, 01/15/2034	152,000	155,086
Cascades, Inc., 6.75%, 07/15/2030 (c)	7,000	7,103
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030 (c)	19,000	18,226
6.75%, 04/15/2032 (c)	8,000	7,678
Graphic Packaging International LLC, 6.38%, 07/15/2032 (c)	10,000	10,071
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030 (c)	120,000	120,998
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/2033 (c)	16,000	16,419
Smurfit Kappa Treasury ULC, 5.78%, 04/03/2054 (a)	600,000	596,800
Sword Purchaser LLC, 10.50%, 04/15/2034 (c)	3,000	3,115

		935,496

Department Stores - 0.0% (b)
Macy's Retail Holdings LLC, 7.38%, 08/01/2033 (c)	22,000	22,939

Educational Services - 0.1%
American University, 3.67%, 04/01/2049	327,000	245,569
Emory University, 2.97%, 09/01/2050	651,000	427,183
George Washington University, 4.30%, 09/15/2044	10,000	8,471
University of Chicago, 2.76%, 04/01/2045	87,000	68,309
		749,532

Electrical Equipment Manufacturing - 0.0% (b)
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (c)	16,000	16,337
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031 (c)	2,000	2,027
WESCO Distribution, Inc.
6.63%, 03/15/2032 (c)	125,000	128,776
6.38%, 03/15/2033 (c)	65,000	66,662
		213,802

Energy - 0.8%
Aker BP ASA, 5.80%, 10/01/2054 (c)	436,000	410,362
Cheniere Energy Partners LP
4.00%, 03/01/2031	821,000	792,251
5.75%, 08/15/2034	345,000	357,575
CNX Midstream Partners LP, 4.75%, 04/15/2030 (c)	8,000	7,708
CNX Resources Corp., 7.25%, 03/01/2032 (c)	9,000	9,285
Comstock Resources, Inc., 6.75%, 03/01/2029 (c)	12,000	11,770
Energy Transfer LP
6.00%, 02/01/2029 (c)	703,000	709,558
5.25%, 04/15/2029	382,000	387,787
6.40%, 12/01/2030	295,000	313,605
7.38%, 02/01/2031 (c)	342,000	353,581
6.13%, 12/15/2045	120,000	119,010
5.00%, 05/15/2050	90,000	76,512
EOG Resources, Inc., 5.65%, 12/01/2054	243,000	238,430
EQT Corp., 5.75%, 02/01/2034	3,000	3,094
Expand Energy Corp., 4.75%, 02/01/2032	510,000	500,695
Hess Corp.
7.13%, 03/15/2033	172,000	194,691
6.00%, 01/15/2040	326,000	344,773
Marathon Oil Corp., 6.60%, 10/01/2037	43,000	44,243
MPLX LP, 4.70%, 04/15/2048	71,000	58,949
Occidental Petroleum Corp.
3.50%, 08/15/2029	72,000	69,881
7.88%, 09/15/2031	109,000	123,874
4.10%, 02/15/2047	82,000	63,143
ONEOK, Inc., 6.25%, 10/15/2055	245,000	245,200
Saudi Arabian Oil Co., 5.75%, 07/17/2054 (c)	200,000	188,812
SM Energy Co., 8.75%, 07/01/2031 (c)	5,000	5,223
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (c)	3,000	3,128
5.88%, 03/15/2034 (c)	9,000	8,929
Targa Resources Corp., 4.35%, 01/15/2029	180,000	178,877
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	80,000	85,036
6.10%, 06/01/2040	33,000	34,486
Transcontinental Gas Pipe Line Co. LLC

4.00%, 03/15/2028	341,000	337,638
5.10%, 03/15/2036	90,000	89,254
5.75%, 03/15/2056	145,000	142,867
Valero Energy Corp., 6.63%, 06/15/2037	300,000	330,659
Western Midstream Operating LP, 4.80%, 03/01/2031	155,000	153,589
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	90,404
		7,084,879

Entertainment Content - 0.0% (b)
Discovery Communications LLC
4.88%, 04/01/2043	5,000	2,930
5.20%, 09/20/2047	139,000	84,238
5.30%, 05/15/2049	89,000	51,044
4.00%, 09/15/2055	244,000	121,999
Univision Communications, Inc., 8.88%, 04/15/2033 (c)	27,000	26,857
		287,068

Entertainment Resources - 0.0% (b)
Cinemark USA, Inc., 5.25%, 07/15/2028 (c)	20,000	19,855
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	210,000	203,095
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032 (c)	4,000	4,101
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027 (c)	12,000	11,878
		238,929

Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle, Inc., 1.05%, 07/15/2026	165,000	163,974
EPR Properties, 4.75%, 11/15/2030	445,000	435,360
Iron Mountain, Inc., 4.88%, 09/15/2029 (c)	22,000	21,573
Realty Income Corp.
4.70%, 12/15/2028	103,000	103,326
3.10%, 12/15/2029	161,000	152,907
4.85%, 03/15/2030	500,000	505,458
2.70%, 02/15/2032	256,000	228,301
		1,610,899

Exploration & Production - 0.4%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032 (c)	355,000	363,578
6.63%, 07/15/2033 (c)	5,000	5,125
Caturus Energy LLC, 7.13%, 05/15/2031 (c)	10,000	9,975
ConocoPhillips Co., 4.70%, 01/15/2030	3,000,000	3,022,223
Permian Resources Operating LLC, 7.00%, 01/15/2032 (c)	425,000	442,221
Viper Energy Partners LLC, 5.70%, 08/01/2035	329,000	335,737
		4,178,859

Financial Services - 2.2%
Ally Financial, Inc., 6.70%, 02/14/2033 (a)	11,000	11,335
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	174,000	168,739
Ares Strategic Income Fund, 6.20%, 03/21/2032	466,000	462,336
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	316,371
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	358,000	363,265
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	205,000	223,514
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027 (c)	35,000	34,308
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027 (c)	100,000	98,608
7.75%, 12/01/2029 (c)	90,000	93,227
Blackstone Private Credit Fund, 6.00%, 11/22/2034 (a)	696,000	669,167

Block, Inc., 6.50%, 05/15/2032	140,000	142,420
Bread Financial Holdings, Inc., 8.38% to 06/15/2030 then 5 yr. CMT Rate + 4.30%, 06/15/2035 (c)	4,000	4,173
Capital One Financial Corp.
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	656,000	676,908
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	902,000	928,355
Carlyle Finance LLC, 5.65%, 09/15/2048 (c)	51,000	48,647
Charles Schwab Corp.
4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	353,000	352,117
6.10% to 06/01/2031 then 5 yr. CMT Rate + 2.25%, Perpetual	355,000	354,713
Citadel LP, 6.38%, 01/23/2032 (c)	270,000	281,235
Enova International, Inc., 9.13%, 08/01/2029 (c)	9,000	9,411
EZCORP, Inc., 7.38%, 04/01/2032 (c)	6,000	6,350
FirstCash, Inc.
5.63%, 01/01/2030 (c)	25,000	24,914
6.88%, 03/01/2032 (c)	28,000	28,753
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	892,000	879,497
2.60%, 02/07/2030	1,036,000	965,743
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	785,000	806,663
4.37% to 10/21/2030 then SOFR + 1.06%, 10/21/2031	530,000	519,584
6.13%, 02/15/2033	211,000	226,392
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	625,000	650,878
5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	560,000	546,337
5.15%, 05/22/2045	245,000	223,496
5.54% to 01/21/2046 then SOFR + 1.32%, 01/21/2047	220,000	212,190
Goldman Sachs Private Credit Corp., 6.25%, 05/06/2030 (c)	195,000	197,367
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (c)	382,000	395,234
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (c)	8,000	8,402
LPL Holdings, Inc.
5.70%, 05/20/2027	256,000	258,255
4.00%, 03/15/2029 (c)	5,000	4,865
5.20%, 03/15/2030	405,000	407,348
4.38%, 05/15/2031 (c)	261,000	249,557
Macquarie Group Ltd., 5.49% to 11/09/2032 then SOFR + 2.87%, 11/09/2033 (c)	347,000	354,086
Marex Group PLC
6.40%, 11/04/2029	16,000	16,475
5.68%, 04/21/2031	695,000	696,559
Mastercard, Inc., 4.88%, 05/09/2034	208,000	209,019
Morgan Stanley
3.63%, 01/20/2027	395,000	393,277
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	157,761
3.59%, 07/22/2028 (e)	208,000	205,434
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	134,056
4.81% to 04/16/2031 then SOFR + 1.18%, 04/16/2032	460,000	456,997
4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036	255,000	246,914
5.30% (SOFR + 1.41%), 04/10/2037	655,000	653,477
4.30%, 01/27/2045	304,000	256,199
Nationwide Building Society
4.85%, 07/27/2027 (c)	343,000	344,237
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (c)	467,000	466,331
Nuveen LLC, 5.55%, 01/15/2030 (c)	418,000	425,405
OneMain Finance Corp.
3.50%, 01/15/2027	80,000	79,165
7.13%, 11/15/2031	105,000	106,107
6.75%, 03/15/2032	22,000	21,850
6.75%, 09/15/2033	11,000	10,765
PennyMac Financial Services, Inc.
7.13%, 11/15/2030 (c)	295,000	297,406
6.88%, 05/15/2032 (c)	31,000	30,304
PROG Holdings, Inc., 6.00%, 11/15/2029 (c)	11,000	10,707

Radian Group, Inc., 6.20%, 05/15/2029	370,000	382,216
Rithm Capital Corp., 8.00%, 07/15/2030 (c)	4,000	3,963
S&P Global, Inc.
3.70%, 03/01/2052 (a)	185,000	137,297
3.90%, 03/01/2062	119,000	86,498
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (c)	5,000	5,178
6.50%, 07/01/2030 (c)	290,000	296,276
6.13%, 06/01/2031 (c)	9,000	9,082
State Street Corp.
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	300,000	308,862
2.20%, 03/03/2031	599,000	537,619
6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	373,665
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (c)	28,000	28,840
Synchrony Financial, 7.25%, 02/02/2033	14,000	14,485
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (c)	11,000	11,484
Voya Financial, Inc., 4.70% (3 mo. LIBOR USD + 2.08%), 01/23/2048 (f)	500,000	487,557
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (c)	12,000	12,127
		20,118,354

Food & Beverage - 0.5%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	609,000	593,196
4.90%, 02/01/2046	182,000	165,140
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039	355,000	446,966
4.95%, 01/15/2042	145,000	136,698
Cargill, Inc.
5.13%, 10/11/2032 (c)	222,000	226,163
4.75%, 04/24/2033 (c)	84,000	83,612
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (c)	8,000	8,032
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033 (c)	7,000	7,127
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.63%, 01/15/2032	340,000	313,534
6.75%, 03/15/2034	279,000	303,216
5.95%, 04/20/2035	140,000	144,111
6.50%, 12/01/2052	801,000	810,434
6.38%, 04/15/2066	400,000	390,449
Maple Parent Holdings Corp.
4.75%, 03/26/2029 (c)	70,000	69,826
5.05%, 03/26/2031 (c)	215,000	214,668
Mars, Inc.
4.55%, 04/20/2028 (c)	496,000	496,915
4.20%, 04/01/2059 (c)	350,000	271,103
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (c)	6,000	6,132
		4,687,322

Food, Beverage & Tobacco - 0.3%
Flowers Foods, Inc., 5.75%, 03/15/2035	7,000	6,743
Hormel Foods Corp., 3.05%, 06/03/2051	93,000	60,515
J M Smucker Co.
6.20%, 11/15/2033	355,000	377,722
3.55%, 03/15/2050	40,000	26,990
Kellanova, 5.75%, 05/16/2054	37,000	36,438
Molson Coors Beverage Co., 5.00%, 05/01/2042	90,000	82,654
PepsiCo, Inc.
4.65%, 07/23/2032	250,000	251,322
3.88%, 03/19/2060	130,000	96,547
Philip Morris International, Inc., 5.63%, 09/07/2033	998,000	1,042,742

Turning Point Brands, Inc., 7.63%, 03/15/2032 (c)	9,000	9,344
Tyson Foods, Inc., 4.35%, 03/01/2029	349,000	346,987
		2,338,004

Forest & Paper Products Manufacturing - 0.0% (b)
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/2047	430,000	380,108
Georgia-Pacific LLC, 7.25%, 06/01/2028	13,000	13,675
		393,783

Funds & Trusts - 0.1%
Prologis Targeted US Logistics Fund LP, 4.75%, 01/15/2036 (c)	520,000	500,498

Government Development Banks - 0.1%
Kreditanstalt fuer Wiederaufbau, 4.13%, 07/22/2031	700,000	699,368
Landwirtschaftliche Rentenbank, 4.13%, 06/03/2031	665,000	664,543
		1,363,911

Hardware - 0.0% (b)
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	160,000	158,221

Health Care Equipment & Services - 0.7%
Abbott Laboratories
4.65%, 03/15/2036	330,000	320,053
5.50%, 03/15/2056	155,000	151,034
Bausch + Lomb Corp., 8.38%, 10/01/2028 (c)	415,000	427,934
Boston Scientific Corp., 7.38%, 01/15/2040	350,000	413,218
Centene Corp.
4.63%, 12/15/2029	508,000	495,057
2.50%, 03/01/2031	34,000	29,563
Cigna Group
5.25%, 01/15/2036	370,000	370,608
3.40%, 03/15/2050	123,000	85,058
5.60%, 02/15/2054	420,000	403,188
CVS Health Corp.
3.00%, 08/15/2026	350,000	348,271
5.13%, 02/21/2030	225,000	227,740
5.13%, 07/20/2045	80,000	71,834
5.05%, 03/25/2048	210,000	183,942
5.63%, 02/21/2053	161,000	150,668
6.20%, 09/15/2055	227,000	230,033
DaVita, Inc., 4.63%, 06/01/2030 (c)	24,000	23,275
Encompass Health Corp., 5.88%, 06/01/2034 (c)	3,000	3,013
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	85,000	85,364
Humana, Inc.
8.15%, 06/15/2038	135,000	158,981
5.50%, 03/15/2053	102,000	91,172
Molina Healthcare, Inc., 6.25%, 01/15/2033 (c)	339,000	338,314
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (c)	9,000	8,890
Stryker Corp., 4.38%, 05/15/2044	354,000	301,154
Tenet Healthcare Corp.
4.63%, 06/15/2028	235,000	232,992
6.88%, 11/15/2031	75,000	79,709
6.00%, 11/15/2033 (a)(c)	16,000	16,127
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	10,021
4.25%, 01/15/2029	631,000	629,204
4.75%, 05/15/2052	272,000	233,249
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	31,477

Zimmer Biomet Holdings, Inc., 3.55%, 03/20/2030	248,000	237,830
		6,388,973

Health Care Facilities & Services - 0.8%
Adventist Health System/West
2.95%, 03/01/2029	6,000	5,691
3.63%, 03/01/2049	33,000	22,830
Allina Health System, 4.81%, 11/15/2045	582,000	520,941
Banner Health, 2.91%, 01/01/2051	1,117,000	709,503
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	370,000	325,824
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030 (c)	16,000	15,054
CommonSpirit Health
6.07%, 11/01/2027	63,000	64,107
5.21%, 12/01/2031	15,000	15,174
4.35%, 11/01/2042	45,000	38,787
6.46%, 11/01/2052	37,000	39,497
5.55%, 12/01/2054	777,000	732,944
Dignity Health, 4.50%, 11/01/2042	414,000	358,873
Global Medical Response, Inc., 7.38%, 10/01/2032 (c)	4,000	4,148
Hartford HealthCare Corp., 3.45%, 07/01/2054	465,000	326,929
HCA, Inc.
5.88%, 02/01/2029	215,000	220,191
3.38%, 03/15/2029	265,000	256,042
5.45%, 04/01/2031	160,000	163,224
Integris Baptist Medical Center, Inc., 3.88%, 08/15/2050	100,000	73,313
IQVIA, Inc.
5.70%, 05/15/2028	559,000	569,065
6.25%, 02/01/2029	196,000	202,389
LifePoint Health, Inc., 7.00%, 05/01/2034 (c)	22,000	21,451
Methodist Hospital, 2.71%, 12/01/2050	408,000	249,265
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	6,834
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/2052	768,000	568,786
Mount Sinai Hospital, 3.98%, 07/01/2048	33,000	25,516
MultiCare Health System, 2.80%, 08/15/2050	82,000	47,276
Novant Health, Inc., 3.17%, 11/01/2051	52,000	34,135
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	14,508
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	6,053
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (c)	8,000	8,352
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (c)	13,000	13,506
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	365,587
Sutter Health
2.29%, 08/15/2030	28,000	25,510
5.16%, 08/15/2033	49,000	49,660
4.09%, 08/15/2048	182,000	145,861
5.55%, 08/15/2053	67,000	65,653
Toledo Hospital
5.75%, 11/15/2038	135,000	133,706
4.98%, 11/15/2045	155,000	127,068
Trinity Health Corp., 2.63%, 12/01/2040	658,000	472,078
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (c)	11,000	10,525
Willis-Knighton Medical Center, 4.81%, 09/01/2048	21,000	18,075
		7,073,931

Homebuilders - 0.0% (b)
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/2033 (c)	9,000	8,811
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033 (c)	9,000	9,071
Weekley Homes LLC / Weekley Finance Corp.
4.88%, 09/15/2028 (c)	8,000	7,815
6.75%, 01/15/2034 (c)	5,000	4,914

		30,611

Household & Personal Products - 0.2%
BellRing Brands, Inc., 7.00%, 03/15/2030 (c)	6,000	5,946
Clorox Co., 4.60%, 05/01/2032	314,000	308,722
Edgewell Personal Care Co., 4.13%, 04/01/2029 (c)	20,000	19,080
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	144,881
Kenvue, Inc.
5.05%, 03/22/2053	437,000	398,193
5.20%, 03/22/2063	306,000	276,722
Procter & Gamble Co., 3.55%, 03/25/2040	348,000	297,690
		1,451,234

Industrial Other - 0.1%
APi Group DE, Inc., 5.75%, 06/01/2034 (c)	10,000	9,945
Ashtead Capital, Inc.
5.55%, 05/30/2033 (c)	232,000	235,519
5.95%, 10/15/2033 (c)	349,000	362,133
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (c)	11,000	11,312
Resideo Funding, Inc., 4.00%, 09/01/2029 (c)	105,000	99,603
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (c)	10,000	10,476
United Rentals North America, Inc., 5.38%, 11/15/2033 (c)	9,000	8,875
		737,863

Insurance - 0.3%
Arthur J Gallagher & Co.
5.75%, 03/02/2053	4,000	3,883
6.75%, 02/15/2054	84,000	91,808
Athene Holding Ltd., 6.88% (5 yr. CMT Rate + 2.58%), 06/28/2055	80,000	77,305
CNO Financial Group, Inc., 6.45%, 06/15/2034	204,000	212,429
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	500,000	508,473
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	47,000	44,900
MetLife, Inc.
10.75%, 08/01/2039	103,000	133,147
6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	329,000	337,684
Primerica, Inc., 2.80%, 11/19/2031	503,000	455,261
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	73,909
Prudential Financial, Inc.
3.00%, 03/10/2040	452,000	345,904
5.70% to 09/15/2028 then 3 mo. LIBOR USD + 2.67%, 09/15/2048 (f)	343,000	342,930
W R Berkley Corp., 4.75%, 08/01/2044	177,000	157,673
		2,785,306

Integrated Oils - 0.2%
BP Capital Markets America, Inc.
1.75%, 08/10/2030	484,000	433,176
4.99%, 04/10/2034	525,000	528,039
Shell Finance US, Inc.
3.88%, 11/13/2028 (c)	300,000	297,102
6.38%, 12/15/2038 (c)	553,000	609,045
		1,867,362

Internet Media - 0.1%
Beignet Investor LLC, 6.58%, 05/30/2049 (c)	820,000	845,769
Match Group Holdings II LLC, 4.13%, 08/01/2030 (c)	12,000	11,274
		857,043

Leisure Products Manufacturing - 0.0% (b)

Acushnet Co., 5.63%, 12/01/2033 (c)	6,000	5,953

Life Insurance - 0.1%
Corebridge Global Funding, 5.20%, 01/12/2029 (c)	147,000	148,578
Global Atlantic Fin Co., 6.75%, 03/15/2054 (c)	141,000	137,048
Guardian Life Global Funding, 3.25%, 03/29/2027 (c)	66,000	65,370
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050 (c)	85,000	58,014
Metropolitan Life Global Funding I, 5.15%, 03/28/2033 (c)	233,000	235,333
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (c)	400,000	406,275
RGA Global Funding, 5.45%, 05/24/2029 (c)	8,000	8,144
Western And Southern Life Insurance Co., 3.75%, 04/28/2061 (c)	244,000	163,834
		1,222,596

Machinery Manufacturing - 0.1%
Amsted Industries, Inc., 6.38%, 03/15/2033 (c)	260,000	264,491
CNH Industrial Capital LLC
4.55%, 04/10/2028	192,000	191,486
4.38%, 03/07/2031	500,000	490,709
Eaton Corp.
4.80%, 03/06/2036	210,000	206,167
5.45%, 03/06/2056	205,000	201,393
		1,354,246

Managed Care - 0.0% (b)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029 (c)	11,000	11,093
5.88%, 06/15/2054 (c)	334,000	319,068
		330,161

Materials - 0.5%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	740,000	682,882
Capstone Copper Corp., 6.75%, 03/31/2033 (c)	12,000	12,215
Century Aluminum Co., 6.88%, 08/01/2032 (c)	4,000	4,161
Chemours Co.
8.00%, 01/15/2033 (c)	6,000	6,119
7.88%, 03/15/2034 (c)	5,000	5,063
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034 (c)	5,000	5,136
Coeur Mining, Inc., 6.88%, 04/01/2032 (c)	9,000	9,307
Dow Chemical Co., 5.95%, 03/15/2055	540,000	503,566
Eastman Chemical Co., 4.65%, 10/15/2044	348,000	296,763
Eldorado Gold Corp., 6.25%, 09/01/2029 (c)	8,000	7,988
ERO Copper Corp., 6.50%, 02/15/2030 (c)	6,000	5,988
FMC Corp.
8.00%, 06/01/2031 (c)	5,000	5,216
6.38%, 05/18/2053	147,000	114,275
International Paper Co., 6.00%, 11/15/2041	177,000	179,977
Magnera Corp., 7.25%, 11/15/2031 (c)	16,000	15,429
Mineral Resources Ltd., 7.00%, 04/01/2031 (a)(c)	5,000	5,189
Mosaic Co.
4.60%, 11/15/2030	260,000	256,469
5.45%, 11/15/2033 (a)	508,000	515,573
Northern Star Resources Ltd., 6.13%, 04/11/2033 (c)	161,000	167,088
Nucor Corp., 3.13%, 04/01/2032	270,000	248,973
Olin Corp., 6.63%, 04/01/2033 (c)	8,000	7,931
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/2048 (c)	275,000	209,226
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	71,358
PLS Group Ltd., 6.88%, 05/01/2031 (c)	10,000	10,240
Sealed Air Corp., 6.88%, 07/15/2033 (c)	125,000	122,618

Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	5,135
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (c)	9,000	8,881
Southern Copper Corp., 5.25%, 11/08/2042	245,000	233,178
SunCoke Energy, Inc., 4.88%, 06/30/2029 (c)	8,000	7,637
Vale SA, 5.63%, 09/11/2042	157,000	155,928
Westlake Corp.
5.55%, 11/15/2035 (a)	150,000	149,155
6.38%, 11/15/2055	335,000	334,126
Yamana Gold, Inc., 2.63%, 08/15/2031	464,000	413,241
		4,776,031

Media & Entertainment - 0.4%
Alphabet, Inc.
4.10%, 11/15/2030	390,000	385,109
5.45%, 11/15/2055	340,000	327,762
2.25%, 08/15/2060	60,000	30,291
5.30%, 05/15/2065	125,000	115,565
5.70%, 11/15/2075	325,000	317,135
AMC Global Media, Inc., 10.50%, 07/15/2032 (c)	10,000	10,334
Meta Platforms, Inc.
4.60%, 11/15/2032	275,000	270,997
5.25%, 05/15/2036	235,000	234,304
5.50%, 11/15/2045	615,000	577,620
5.63%, 11/15/2055	555,000	512,111
6.30%, 05/15/2056	305,000	307,185
5.75%, 11/15/2065	340,000	311,066
Paramount Global, 6.88%, 04/30/2036	246,000	227,090
Snap, Inc., 6.88%, 03/15/2034 (c)	10,000	9,825
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	215,163
Versant Media Group, Inc., 7.25%, 01/30/2031 (c)	12,000	12,443
Walt Disney Co., 3.80%, 05/13/2060	337,000	244,403
		4,108,403

Medical Equipment & Devices Manufacturing - 0.0% (b)
Medline Borrower LP, 5.25%, 10/01/2029 (c)	12,000	11,956
VSP Optical Group, Inc., 5.40%, 06/01/2033 (c)	200,000	199,734
		211,690

Metals & Mining - 0.2%
Glencore Funding LLC
2.50%, 09/01/2030 (c)	105,000	95,502
6.38%, 10/06/2030 (c)	692,000	733,077
4.90%, 07/01/2031 (c)	305,000	304,701
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	133,000	136,676
Novelis Corp.
4.75%, 01/30/2030 (c)	5,000	4,817
6.88%, 01/30/2030 (c)	275,000	282,044
		1,556,817

Oil & Gas Services & Equipment - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (c)	11,000	11,237
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034 (c)	6,000	5,990
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
5.00%, 06/15/2036	276,000	271,270
5.85%, 06/15/2056	280,000	278,630
Enerflex, Inc., 6.88%, 01/15/2031 (c)	5,000	5,134
Guara Norte Sarl, 5.20%, 06/15/2034 (c)	177,533	172,930
Kodiak Gas Services LLC, 6.75%, 10/01/2035 (c)	5,000	5,129

Schlumberger Holdings Corp., 2.65%, 06/26/2030 (c)	400,000	371,654
USA Compression Partners LP / USA Compression Finance Corp.
7.13%, 03/15/2029 (c)	18,000	18,507
6.25%, 10/01/2033 (c)	5,000	5,009
		1,145,490

Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (c)	12,000	12,414
Bayer US Finance II LLC
4.20%, 07/15/2034 (c)	113,000	104,155
5.50%, 07/30/2035 (c)	30,000	29,778
4.40%, 07/15/2044 (c)	100,000	80,252
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	11,000	10,922
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	299,000	298,212
		535,733

Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	1,250,000	1,244,333
4.75%, 03/15/2036	145,000	141,813
5.55%, 03/15/2056	275,000	269,241
Amgen, Inc.
2.80%, 08/15/2041	348,000	251,397
5.15%, 11/15/2041	30,000	28,538
5.60%, 03/02/2043	60,000	59,436
5.65%, 03/02/2053	22,000	21,349
5.75%, 03/02/2063	376,000	364,333
Eli Lilly & Co.
5.60%, 05/20/2056	140,000	140,171
4.95%, 02/27/2063	147,000	130,636
5.70%, 05/20/2066	60,000	60,183
Harrow, Inc., 8.63%, 09/15/2030 (c)	8,000	8,084
Johnson & Johnson, 3.40%, 01/15/2038	1,256,000	1,093,645
Merck & Co., Inc.
4.45%, 12/04/2032	265,000	260,806
5.50%, 03/15/2046	205,000	202,134
Pfizer, Inc., 4.30%, 06/15/2043	226,000	194,851
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	46,133
Viatris, Inc., 2.70%, 06/22/2030	631,000	577,224
		5,094,307

Pipeline - 0.5%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (c)	5,000	5,133
Cameron LNG LLC
3.30%, 01/15/2035 (c)	298,000	259,445
3.40%, 01/15/2038 (c)	688,000	601,544
DCP Midstream Operating LP
6.45%, 11/03/2036 (c)	838,000	893,151
6.75%, 09/15/2037 (c)	453,000	493,214
Eastern Energy Gas Holdings LLC, 6.20%, 01/15/2055	40,000	40,984
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032 (c)	174,000	160,918
Enterprise Products Operating LLC
4.95%, 02/15/2035	200,000	199,358
4.90%, 05/15/2046	346,000	312,948
3.70%, 01/31/2051	69,000	50,686
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (c)	7,000	6,429
Harvest Midstream I LP, 7.50%, 05/15/2032 (c)	7,000	7,259
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034 (c)	5,000	5,049
Kinetik Holdings LP, 5.88%, 06/15/2030 (c)	14,000	14,040

NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (c)	60,000	62,211
NGPL PipeCo LLC, 4.88%, 08/15/2027 (c)	129,000	129,185
Northern Natural Gas Co., 3.40%, 10/16/2051 (c)	88,000	59,357
Rockies Express Pipeline LLC, 6.88%, 04/15/2040 (c)	210,000	214,312
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054 (c)	266,000	256,715
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (c)	345,000	347,521
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	243,000	242,273
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (c)	297,000	291,331
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (c)	12,000	12,352
Venture Global LNG, Inc.
7.00%, 01/15/2030 (c)	115,000	117,716
8.38%, 06/01/2031 (c)	260,000	270,014
9.88%, 02/01/2032 (c)	40,000	42,682
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (c)	10,000	10,251
6.50%, 06/15/2034 (c)	17,000	17,706
		5,123,784

Power Generation - 0.1%
Alpha Generation LLC, 6.75%, 10/15/2032 (c)	230,000	234,922
Clearway Energy Operating LLC, 3.75%, 01/15/2032 (c)	16,000	14,646
Constellation Energy Generation LLC, 6.25%, 10/01/2039	178,000	187,623
Long Ridge Energy LLC, 8.75%, 02/15/2032 (c)	11,000	11,411
Minejesa Capital BV, 5.63%, 08/10/2037 (c)	360,000	345,376
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (c)	12,000	11,565
Vistra Operations Co. LLC
3.70%, 01/30/2027 (c)	173,000	171,919
4.38%, 05/01/2029 (c)	106,000	103,759
6.88%, 04/15/2032 (c)	155,000	160,965
6.95%, 10/15/2033 (c)	115,000	124,926
VoltaGrid LLC, 7.38%, 11/01/2030 (c)	11,000	11,431
		1,378,543

Property & Casualty Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (c)	7,000	6,980
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	244,000	248,828
Aon North America, Inc., 5.30%, 03/01/2031	420,000	428,444
Asurion LLC and Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034 (c)	24,000	23,415
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	348,000	264,544
CRC Insurance Group LLC, 7.13%, 06/01/2031 (c)	30,000	30,035
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR USD + 3.23%, 11/01/2057 (c)(f)	197,000	167,532
HUB International Ltd., 7.25%, 06/15/2030 (c)	317,000	324,724
Willis North America, Inc., 4.55%, 03/15/2031	525,000	518,704
		2,013,206

Publishing & Broadcasting - 0.0% (b)
Nexstar Media, Inc.
4.75%, 11/01/2028 (c)	6,000	5,894
6.50%, 09/15/2033 (c)	10,000	10,062
7.25%, 04/15/2034 (c)	9,000	9,039
		24,995

Railroad - 0.0% (b)
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	109,000	96,230
4.55%, 09/01/2044	219,000	193,211
		289,441

Real Estate - 0.6%
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	2,036
CBRE Services, Inc., 4.90%, 01/15/2033	220,000	216,561
COPT Defense Properties LP
4.50%, 10/15/2030	475,000	465,598
2.75%, 04/15/2031	361,000	326,824
Digital Realty Trust LP, 5.55%, 01/15/2028	625,000	635,756
Extra Space Storage LP, 4.95%, 01/15/2033	365,000	361,222
GLP Capital LP / GLP Financing II, Inc., 5.25%, 02/15/2033	344,000	337,442
Kennedy-Wilson, Inc., 7.25%, 06/01/2033 (c)	10,000	10,180
Kilroy Realty LP, 2.50%, 11/15/2032	261,000	216,164
Kite Realty Group LP, 5.20%, 08/15/2032	360,000	362,809
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032 (c)	7,000	7,276
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (c)	270,000	269,493
7.00%, 02/01/2030 (c)	5,000	5,109
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (c)	6,000	6,103
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032	215,000	217,790
Prologis LP
1.63%, 03/15/2031	28,000	24,459
4.75%, 06/15/2033	583,000	578,472
Regency Centers LP, 4.65%, 03/15/2049	219,000	188,555
RHP Hotel Properties LP / RHP Finance Corp.
6.50%, 04/01/2032 (c)	180,000	184,199
5.75%, 03/15/2034 (c)	10,000	9,901
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (c)	8,000	7,620
Simon Property Group LP
6.75%, 02/01/2040	227,000	255,768
5.85%, 03/08/2053	84,000	85,009
Ventas Realty LP, 3.00%, 01/15/2030	195,000	183,571
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (c)	183,000	183,330
WEA Finance LLC / Westfield UK & Europe Finance PLC, 4.75%, 09/17/2044 (c)	200,000	168,771
XHR LP, 4.88%, 06/01/2029 (c)	6,000	5,907
		5,315,925

Refining & Marketing - 0.0% (b)
Motiva Enterprises LLC, 6.85%, 01/15/2040 (c)	36,000	39,131

Restaurants - 0.0% (b)
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032 (c)	4,000	3,633

Retail - Consumer Discretionary - 0.1%
Academy Ltd., 5.88%, 05/15/2031 (c)	10,000	10,042
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (c)	250,000	261,677
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (c)	5,000	5,180
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (c)	365,000	376,763
Wayfair LLC
7.75%, 09/15/2030 (c)	5,000	5,197
7.13%, 05/31/2034 (c)	6,000	6,102
		664,961

Retail - Consumer Staples - 0.0% (b)
Performance Food Group, Inc.
4.25%, 08/01/2029 (c)	10,000	9,670
6.13%, 09/15/2032 (c)	115,000	116,119
		125,789

Semiconductors - 0.2%

Foundry JV Holdco LLC
5.50%, 01/25/2031 (c)	485,000	495,978
6.25%, 01/25/2035 (c)	220,000	232,287
6.10%, 01/25/2036 (c)	670,000	704,825
6.20%, 01/25/2037 (c)	345,000	363,469
		1,796,559

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
5.05%, 07/12/2029	325,000	329,889
4.35%, 02/15/2030	560,000	556,683
4.60%, 07/15/2030	275,000	274,570
5.15%, 11/15/2031	265,000	270,097
Intel Corp.
4.00%, 08/05/2029	395,000	387,558
4.65%, 06/01/2031	150,000	148,505
5.30%, 05/15/2036	110,000	109,628
4.80%, 10/01/2041	395,000	354,473
3.73%, 12/08/2047	150,000	108,570
3.25%, 11/15/2049	220,000	144,328
4.75%, 03/25/2050	155,000	128,777
4.90%, 08/05/2052	90,000	76,105
5.70%, 02/10/2053	444,000	421,193
5.60%, 02/21/2054	695,000	655,657
6.13%, 05/15/2056	160,000	160,882
Marvell Technology, Inc., 5.30%, 04/15/2036	340,000	339,459
Micron Technology, Inc., 5.88%, 09/15/2033	38,000	39,872
Qnity Electronics, Inc., 5.75%, 08/15/2032 (c)	5,000	5,026
		4,511,272

Software & Services - 0.7%
Cloud Software Group, Inc., 8.25%, 06/30/2032 (c)	213,000	208,765
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (c)	185,000	186,779
Gartner, Inc., 4.95%, 03/20/2031	586,000	570,038
International Business Machines Corp.
5.60%, 11/30/2039	588,000	602,566
2.85%, 05/15/2040	365,000	267,295
4.90%, 07/27/2052	808,000	690,520
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	244,790
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (c)	10,000	10,408
8.75%, 07/01/2034 (c)	3,000	3,164
Oracle Corp.
2.30%, 03/25/2028	265,000	253,107
4.80%, 09/26/2032	400,000	383,542
6.25%, 11/09/2032	15,000	15,563
5.35%, 05/04/2033	50,000	49,108
5.20%, 09/26/2035	265,000	251,855
5.38%, 09/27/2054	285,000	228,078
6.00%, 08/03/2055	225,000	196,930
5.95%, 09/26/2055	1,165,000	1,019,592
6.70%, 02/04/2056	725,000	698,764
6.85%, 02/04/2066	110,000	105,187
Salesforce, Inc., 4.65%, 03/15/2029	335,000	334,889
UKG, Inc., 6.88%, 02/01/2031 (c)	150,000	147,159
		6,468,099

Supermarkets & Pharmacies - 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034 (c)	15,000	14,433

Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (c)	920,000	1,068,068
		1,082,501

Supranationals - 0.3%
Asian Development Bank, 4.25%, 05/28/2031	455,000	455,898
Corp. Andina de Fomento, 4.63%, 01/15/2036	300,000	294,701
European Bank for Reconstruction & Development, 4.25%, 05/29/2031	680,000	680,455
Inter-American Investment Corp., 4.38%, 05/28/2031	855,000	861,545
International Bank for Reconstruction & Development, 4.50%, 05/20/2036	225,000	225,477
		2,518,076

Technology Hardware & Equipment - 0.3%
Amphenol Corp.
4.40%, 02/15/2033	485,000	472,190
5.30%, 11/15/2055	200,000	188,954
Avnet, Inc., 6.25%, 03/15/2028	305,000	311,696
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	700,000	698,742
Ingram Micro, Inc., 4.75%, 05/15/2029 (c)	165,000	161,877
Jabil, Inc., 5.45%, 02/01/2029	107,000	108,541
Juniper Networks, Inc., 2.00%, 12/10/2030	549,000	483,885
TTM Technologies, Inc., 4.00%, 03/01/2029 (c)	15,000	14,500
Vontier Corp., 2.40%, 04/01/2028	374,000	358,199
		2,798,584

Telecommunication Services - 0.4%
America Movil SAB de CV, 4.70%, 07/21/2032	277,000	273,121
AT&T, Inc.
1.65%, 02/01/2028	349,000	333,163
5.25%, 10/30/2036	550,000	544,709
6.38%, 03/01/2041	367,000	388,310
5.15%, 03/15/2042	244,000	224,971
3.65%, 06/01/2051	255,000	176,042
3.55%, 09/15/2055	702,000	459,321
6.20%, 10/30/2056	130,000	130,612
6.30%, 10/30/2066	165,000	165,398
Comcast Corp., 3.30%, 02/01/2027	100,000	99,341
Verizon Communications, Inc.
4.33%, 09/21/2028	390,000	389,171
4.75%, 01/15/2033	460,000	454,681
4.67%, 03/15/2055	44,000	36,313
Zayo Group Holdings, Inc., 9.25% (or .50% PIK), 03/09/2030 (c)	116,594	116,559
		3,791,712

Tobacco - 0.1%
BAT Capital Corp., 7.08%, 08/02/2053	318,000	358,046
Imperial Brands Finance PLC
5.50%, 02/01/2030 (c)	370,000	378,490
6.38%, 07/01/2055 (c)	268,000	272,601
		1,009,137

Transportation - 0.2%
CSX Corp., 6.22%, 04/30/2040	121,000	131,278
DP World Ltd./United Arab Emirates, 6.85%, 07/02/2037 (c)	119,000	128,556
FedEx Corp., 4.05%, 02/15/2048	147,000	109,853
GXO Logistics, Inc., 1.65%, 07/15/2026	711,000	708,184
Latam Airlines Group SA, 7.63%, 01/07/2031 (c)	12,000	12,426
Southwest Airlines Co., 4.38%, 11/15/2028	440,000	436,012
Union Pacific Corp.

4.95%, 09/09/2052 (a)	327,000	297,234
5.15%, 01/20/2063	40,000	36,564
United Airlines Holdings, Inc., 5.38%, 03/01/2031	12,000	11,854
United Parcel Service, Inc., 3.40%, 11/15/2046	105,000	75,943
XPO, Inc., 7.13%, 02/01/2032 (c)	165,000	170,648
		2,118,552

Transportation & Logistics - 0.2%
Daimler Truck Finance North America LLC
2.38%, 12/14/2028 (c)	458,000	432,755
5.50%, 09/20/2033 (c)	469,000	477,508
5.38%, 01/18/2034 (c)	342,000	343,430
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (c)	8,000	8,216
PODS LLC, 8.75%, 05/15/2031 (c)	8,000	7,765
Rand Parent LLC, 8.50%, 02/15/2030 (c)	12,000	12,347
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (c)	6,000	6,241
TTX Co., 4.60%, 02/01/2049 (c)	358,000	310,361
		1,598,623

Travel & Lodging - 0.0% (b)
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/2032 (c)	10,000	10,151
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (c)	7,000	6,856
NCL Corp. Ltd., 6.75%, 02/01/2032 (c)	23,000	22,758
Viking Cruises Ltd., 7.00%, 02/15/2029 (c)	125,000	125,537
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (c)	115,000	114,820
		280,122

Utilities - 2.0%
AEP Texas, Inc., 5.20%, 04/15/2036	205,000	201,329
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	350,000	348,314
American Transmission Systems, Inc., 5.00%, 09/01/2044 (c)	108,000	98,352
Appalachian Power Co., 5.65%, 04/01/2034	113,000	116,111
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	90,080
Boston Gas Co., 6.12%, 07/20/2053 (c)	19,000	18,858
Brooklyn Union Gas Co., 6.39%, 09/15/2033 (c)	548,000	584,650
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/2033	349,000	351,158
5.30%, 04/01/2053	122,000	115,656
CenterPoint Energy Resources Corp., 4.10%, 09/01/2047	76,000	57,020
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	208,000	160,969
3.20%, 12/01/2051	635,000	422,159
Dominion Energy, Inc.
5.00%, 06/15/2030	220,000	222,353
5.45%, 03/15/2035	280,000	284,582
DTE Electric Co.
3.70%, 06/01/2046	400,000	304,463
3.65%, 03/01/2052	19,000	13,821
DTE Energy Co., 5.20%, 04/01/2030	205,000	208,028
Duke Energy Corp.
3.40%, 06/15/2029	590,000	571,949
4.20%, 06/15/2049	211,000	164,282
5.70%, 09/15/2055	445,000	426,203
Duke Energy Indiana LLC
4.95%, 03/15/2036	40,000	39,396
5.40%, 04/01/2053	113,000	106,833
Electricite de France SA, 5.25%, 10/13/2055 (c)	209,000	182,960
Enel Finance International NV, 6.80%, 09/15/2037 (c)	100,000	109,986
Engie SA, 5.25%, 04/10/2029 (c)	311,000	316,042

Entergy Corp., 2.40%, 06/15/2031	305,000	271,778
Entergy Mississippi LLC, 5.05%, 04/15/2036	65,000	63,914
Essential Utilities, Inc., 5.13%, 03/15/2036	145,000	142,845
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	61,518
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	60,012
Exelon Corp.
4.05%, 04/15/2030	140,000	136,664
5.60%, 03/15/2053	139,000	133,066
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (c)	349,000	352,328
Florida Power & Light Co.
5.96%, 04/01/2039	244,000	257,689
4.13%, 06/01/2048	226,000	182,296
Indiana Michigan Power Co.
3.75%, 07/01/2047	361,000	273,212
4.25%, 08/15/2048	348,000	280,396
Interstate Power and Light Co., 5.70%, 10/15/2033	140,000	145,026
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	165,000	163,805
ITC Holdings Corp.
4.88%, 04/15/2031 (c)	175,000	174,086
5.50%, 04/15/2036 (c)	145,000	146,276
Jersey Central Power & Light Co., 5.10%, 01/15/2035	120,000	119,596
MidAmerican Energy Co., 5.75%, 11/01/2035	474,000	497,874
Narragansett Electric Co., 5.35%, 05/01/2034 (c)	132,000	134,092
National Fuel Gas Co., 5.50%, 10/01/2026	77,000	77,086
New England Power Co., 2.81%, 10/06/2050 (c)	70,000	42,423
New York State Electric & Gas Corp., 5.85%, 08/15/2033 (c)	20,000	20,888
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	265,000	266,400
2.25%, 06/01/2030	740,000	675,418
5.11%, 09/29/2057 (c)	446,000	398,560
NiSource, Inc., 5.75% to 07/15/2031 then 5 yr. CMT Rate + 2.04%, 07/15/2056	200,000	201,614
Northern States Power Co./MN
2.90%, 03/01/2050	156,000	102,278
5.10%, 05/15/2053	110,000	100,842
NRG Energy, Inc.
4.73%, 10/15/2030 (c)	150,000	147,540
3.63%, 02/15/2031 (c)	6,000	5,553
6.00%, 02/01/2033 (c)	430,000	432,342
5.75%, 01/15/2034 (c)	15,000	14,807
5.41%, 10/15/2035 (c)	105,000	102,911
6.13%, 05/15/2036 (c)	10,000	9,959
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	33,001
4.55%, 06/01/2044	27,000	26,903
4.50%, 04/01/2047	9,000	7,452
Ohio Power Co., 2.90%, 10/01/2051	186,000	113,626
Pacific Gas and Electric Co.
4.95%, 07/01/2050	240,714	201,515
6.10%, 10/15/2055	210,000	203,534
PECO Energy Co., 4.60%, 05/15/2052	73,000	61,668
PG&E Recovery Funding LLC, 5.23%, 06/01/2042	955,000	951,258
PG&E Wildfire Recovery Funding LLC, 4.72%, 06/01/2037	381,000	373,037
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/2046	64,000	47,171
Pinnacle West Capital Corp.
4.90%, 05/15/2028	276,000	277,195
5.15%, 05/15/2030	160,000	161,966
Public Service Co. of Colorado
3.20%, 03/01/2050	105,000	70,751
5.25%, 04/01/2053	104,000	95,815
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	107,886

Public Service Enterprise Group, Inc., 4.90%, 03/15/2030	135,000	136,043
Puget Sound Energy, Inc., 4.43%, 11/15/2041	70,000	60,653
Rochester Gas and Electric Corp., 3.10%, 06/01/2027 (c)	698,000	690,872
San Diego Gas & Electric Co.
3.75%, 06/01/2047	210,000	158,640
5.35%, 04/01/2053	140,000	130,617
Sempra
5.50%, 08/01/2033	265,000	272,858
5.25%, 03/15/2036	440,000	433,956
Southern California Edison Co.
2.50%, 06/01/2031	110,000	98,065
2.75%, 02/01/2032	129,000	114,857
3.65%, 06/01/2051	140,000	95,903
Southern Co., 5.70%, 03/15/2034	250,000	258,881
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	315,000	277,225
Southern Power Co., 4.25%, 10/01/2030	235,000	231,314
SP PowerAssets Ltd., 3.00%, 09/26/2027 (c)	605,000	596,054
Spire, Inc., 4.70%, 08/15/2044	187,000	159,499
Talen Energy Supply LLC
6.13%, 05/01/2031 (c)	4,000	3,991
6.25%, 02/01/2034 (c)	18,000	17,904
TransAlta Corp., 5.88%, 02/01/2034	22,000	21,711
Union Electric Co.
2.15%, 03/15/2032	241,000	210,942
5.20%, 04/01/2034	131,000	133,100
5.45%, 03/15/2053	60,000	57,476
Virginia Electric and Power Co.
6.00%, 01/15/2036	95,000	100,513
5.45%, 04/01/2053	164,000	156,020
		18,860,520

Wireless Telecommunications Services - 0.2%
T-Mobile USA, Inc.
3.75%, 04/15/2027	428,000	425,319
3.38%, 04/15/2029	347,000	335,969
2.55%, 02/15/2031	335,000	304,208
2.88%, 02/15/2031	413,000	380,064
		1,445,560

Wireline Telecommunications Services - 0.1%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031 (a)(c)	10,000	10,059
British Telecommunications PLC, 4.25%, 11/08/2049 (c)	204,000	162,161
Core Scientific Finance I LLC, 7.75%, 05/15/2031 (c)	12,000	12,248
Edged Compute LLC, 7.50%, 04/30/2031 (c)	5,000	5,005
Flash Compute LLC, 7.25%, 12/31/2030 (c)	6,000	6,178
HUT 8 DC LLC, 6.19%, 11/15/2042 (c)	273,000	275,671
Level 3 Financing, Inc.
7.00%, 03/31/2034 (c)	15,000	15,519
8.50%, 01/15/2036 (c)	5,000	5,397
Meridian Arc Holdco LLC, 6.25%, 04/30/2031 (c)	26,000	26,082
NTT Finance Corp., 2.07%, 04/03/2031 (c)	209,000	184,087
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031 (c)	10,000	9,994
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (c)	470,000	456,522
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031 (c)	20,000	19,712
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (c)	18,000	18,957
WULF Compute LLC, 7.75%, 10/15/2030 (c)	13,000	13,633
		1,221,225
TOTAL CORPORATE BONDS (Cost $213,880,510)		213,596,293

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.4%	Par	Value
Federal Home Loan Mortgage Corp.
0.90%, 10/13/2027	38,000	36,357
0.00%, 12/14/2029 (g)	353,000	305,471
0.00%, 12/17/2029 (g)	535,000	462,059
0.00%, 11/15/2038 (g)	2,042,000	1,125,981
Pool QF7085, 5.50%, 02/01/2053	52,585	53,107
Pool RA3661, 2.50%, 10/01/2050	95,304	80,754
Pool RA5794, 4.00%, 09/01/2051	29,822	27,922
Pool RA6614, 2.50%, 01/01/2052	266,874	225,199
Pool RA6815, 2.50%, 02/01/2052	212,221	180,529
Pool RA9475, 5.00%, 07/01/2053	170,474	168,158
Pool RJ1854, 5.00%, 06/01/2054	130,511	128,931
Pool RJ5275, 6.00%, 11/01/2055	111,676	113,850
Pool RQ0025, 4.50%, 07/01/2055	1,633,323	1,569,667
Pool RQ0048, 5.00%, 09/01/2055	80,809	79,387
Pool RQ0076, 5.50%, 12/01/2055	340,305	342,113
Pool RQ0085, 5.50%, 01/01/2056	2,218,161	2,229,945
Pool RQ0110, 5.00%, 04/01/2056	1,665,139	1,639,544
Pool RQ0128, 5.50%, 06/01/2056	495,000	497,630
Pool SD0781, 3.00%, 11/01/2051	61,636	54,067
Pool SD1377, 3.50%, 07/01/2052	344,159	314,990
Pool SD1505, 4.50%, 08/01/2052	70,395	68,035
Pool SD2862, 6.00%, 05/01/2053	15,449	15,892
Pool SD3218, 5.00%, 05/01/2053	19,177	19,018
Pool SD3611, 3.00%, 03/01/2052	19,200	16,895
Pool SD3631, 3.00%, 07/01/2052	61,752	53,964
Pool SD3770, 2.50%, 03/01/2052	225,526	192,808
Pool SD3977, 5.00%, 04/01/2053	656,784	651,544
Pool SD3983, 5.50%, 09/01/2053	20,243	20,417
Pool SD4428, 2.50%, 05/01/2052	20,275	17,222
Pool SD4835, 2.50%, 02/01/2051	446,301	377,380
Pool SD4977, 5.00%, 11/01/2053	1,094,843	1,082,766
Pool SD4997, 5.00%, 10/01/2053	1,493,776	1,479,094
Pool SD5314, 3.00%, 01/01/2053	112,938	98,546
Pool SD6475, 4.50%, 12/01/2053	96,872	93,123
Pool SD6592, 5.00%, 10/01/2054	331,890	326,999
Pool SD6686, 6.00%, 10/01/2054	138,106	140,968
Pool SD6706, 4.50%, 01/01/2054	111,250	106,857
Pool SD7190, 5.00%, 12/01/2054	984,243	969,638
Pool SD7380, 5.00%, 01/01/2055	64,222	63,106
Pool SD8114, 2.50%, 12/01/2050	868,687	735,046
Pool SD8135, 2.50%, 03/01/2051	24,261	20,465
Pool SD8150, 2.00%, 06/01/2051	534,735	430,625
Pool SD8157, 3.00%, 07/01/2051	160,278	140,498
Pool SD8167, 2.50%, 09/01/2051	75,824	63,583
Pool SD8189, 2.50%, 01/01/2052	196,063	164,837
Pool SD8214, 3.50%, 05/01/2052	525,992	478,671
Pool SD8215, 4.00%, 05/01/2052	183,862	172,420
Pool SD8222, 4.00%, 06/01/2052	73,925	69,256
Pool SD8225, 3.00%, 07/01/2052	191,783	167,340
Pool SD8227, 4.00%, 07/01/2052	865,155	814,335
Pool SD8234, 2.50%, 08/01/2052	1,335,258	1,124,675
Pool SD8242, 3.00%, 09/01/2052	202,640	176,873
Pool SD8244, 4.00%, 09/01/2052	447,363	419,343
Pool SD8245, 4.50%, 09/01/2052	75,777	72,912
Pool SD8256, 4.00%, 10/01/2052	127,029	118,997
Pool SD8258, 5.00%, 10/01/2052	153,951	152,191
Pool SD8265, 4.00%, 11/01/2052	587,021	550,079
Pool SD8288, 5.00%, 01/01/2053	19,208	18,979

Pool SD8315, 5.00%, 04/01/2053	155,383	153,408
Pool SD8316, 5.50%, 04/01/2053	269,278	271,590
Pool SD8324, 5.50%, 05/01/2053	516,587	520,971
Pool SD8325, 6.00%, 05/01/2053	78,238	80,020
Pool SD8331, 5.50%, 06/01/2053	729,122	735,312
Pool SD8342, 5.50%, 07/01/2053	824,774	829,776
Pool SD8360, 4.50%, 09/01/2053	110,428	106,030
Pool SD8363, 6.00%, 09/01/2053	210,468	215,325
Pool SD8368, 6.00%, 10/01/2053	78,965	80,540
Pool SD8373, 6.00%, 11/01/2053	17,382	17,740
Pool SD8382, 5.00%, 12/01/2053	298,517	294,893
Pool SD8383, 5.50%, 12/01/2053	70,122	70,513
Pool SD8397, 6.50%, 01/01/2054	21,447	22,246
Pool SD8401, 5.50%, 02/01/2054	132,822	133,341
Pool SD8402, 6.00%, 02/01/2054	85,751	87,440
Pool SD8417, 4.50%, 03/01/2054	51,869	49,787
Pool SD8420, 5.50%, 04/01/2054	112,932	113,312
Pool SD8432, 6.00%, 05/01/2054	138,864	141,600
Pool SD8438, 5.50%, 06/01/2054	28,453	28,540
Pool SD8446, 5.50%, 07/01/2054	213,845	214,555
Pool SD8447, 6.00%, 07/01/2054	100,021	101,991
Pool SD8463, 6.00%, 09/01/2054	41,159	41,969
Pool SD8469, 5.50%, 10/01/2054	357,751	359,735
Pool SD8470, 6.00%, 10/01/2054	123,155	125,581
Pool SD8475, 5.50%, 11/01/2054	425,575	427,937
Pool SD8490, 4.50%, 01/01/2055	145,038	139,038
Pool SD8491, 5.00%, 12/01/2054	228,685	224,775
Pool SD8492, 5.00%, 01/01/2055	62,344	61,248
Pool SD8494, 5.50%, 01/01/2055	78,171	78,408
Pool SD8507, 6.00%, 02/01/2055	101,705	103,709
Pool SD8508, 6.50%, 02/01/2055	26,995	28,000
Pool SD8533, 5.50%, 05/01/2055	243,818	244,558
Pool SL0107, 4.50%, 05/01/2053	337,701	325,935
Pool SL0336, 6.00%, 08/01/2054	48,839	49,991
Pool SL0628, 6.00%, 04/01/2055	159,446	163,101
Pool SL0707, 3.50%, 08/01/2053	163,393	148,380
Pool SL0875, 6.00%, 04/01/2055	226,673	231,139
Pool SL1194, 6.00%, 05/01/2055	106,774	109,177
Pool SL1338, 6.00%, 06/01/2055	109,680	111,841
Pool SL2754, 2.00%, 06/01/2052	1,005,277	805,440
Pool SL3124, 6.00%, 09/01/2055	43,972	44,828
Pool SL3546, 5.50%, 12/01/2050	162,632	163,087
Pool SL3885, 5.50%, 11/01/2055	624,697	628,180
Series K140, Class A2, 2.25%, 01/25/2032	230,000	204,501
Series K-171, Class A2, 4.40%, 06/25/2035 (e)	448,000	439,133
Series K562, Class A2, 3.97%, 04/25/2031 (e)	469,000	459,720
Series K766, Class A2, 4.18%, 04/25/2033 (e)(h)	474,000	464,180
Federal National Mortgage Association
Pool BT6823, 2.50%, 10/01/2051	149,886	126,221
Pool BT9030, 2.00%, 08/01/2051	22,979	18,458
Pool BX5065, 5.50%, 01/01/2053	18,064	18,165
Pool CA5354, 3.50%, 03/01/2050	39,902	36,377
Pool CA6435, 3.50%, 07/01/2050	790,279	719,384
Pool CA8026, 2.50%, 12/01/2050	1,175,516	989,564
Pool CB1066, 2.50%, 07/01/2051	241,304	203,230
Pool CB1149, 3.00%, 07/01/2051	217,878	190,923
Pool CB1332, 2.50%, 08/01/2051	176,244	148,052
Pool CB3600, 3.50%, 05/01/2052	139,635	127,399
Pool CB3905, 3.50%, 06/01/2052	59,830	54,323
Pool CB4020, 4.00%, 07/01/2052	30,737	28,816

Pool CB4121, 4.00%, 07/01/2052	108,516	101,553
Pool CB4852, 4.50%, 10/01/2052	226,053	217,515
Pool CB5384, 4.50%, 12/01/2052	118,917	114,389
Pool CB5906, 5.50%, 03/01/2053	18,000	18,144
Pool CB6031, 5.00%, 04/01/2053	41,014	40,557
Pool CB6201, 6.00%, 05/01/2053	34,587	35,591
Pool CB6308, 4.50%, 05/01/2053	754,129	729,371
Pool CB6475, 5.00%, 06/01/2053	728,121	722,358
Pool CB6619, 5.50%, 06/01/2053	51,019	51,341
Pool CB7867, 6.50%, 01/01/2054	70,722	73,355
Pool CB8146, 5.50%, 03/01/2054	101,737	102,531
Pool CB9207, 5.00%, 09/01/2054	316,321	311,814
Pool DC3150, 5.00%, 10/01/2054	267,438	263,435
Pool FA1099, 3.00%, 07/01/2052	348,351	305,186
Pool FA1164, 5.00%, 03/01/2055	282,491	278,241
Pool FA1382, 4.00%, 02/01/2053	322,790	302,880
Pool FA1633, 5.50%, 12/01/2054	788,745	793,444
Pool FA1959, 5.50%, 06/01/2055	684,789	688,588
Pool FA2839, 2.50%, 07/01/2052	153,694	128,519
Pool FA3865, 5.00%, 11/01/2055	109,837	107,959
Pool FA4331, 4.00%, 08/01/2053	29,203	27,361
Pool FA4802, 5.00%, 04/01/2056	189,261	186,650
Pool FA4946, 2.50%, 01/01/2054	666,361	560,368
Pool FA5293, 5.00%, 04/01/2056	534,184	528,135
Pool FA5760, 2.50%, 07/01/2053	650,000	547,197
Pool FM9540, 2.00%, 11/01/2051	209,791	170,110
Pool FS0176, 2.50%, 01/01/2052	336,584	286,533
Pool FS0288, 2.00%, 01/01/2052	71,032	57,584
Pool FS0631, 3.00%, 02/01/2052	26,794	23,442
Pool FS2321, 2.50%, 02/01/2052	420,190	355,038
Pool FS2512, 3.50%, 07/01/2052	269,309	247,115
Pool FS2805, 2.50%, 09/01/2052	987,116	830,114
Pool FS3251, 6.00%, 11/01/2052	45,327	46,697
Pool FS3497, 3.50%, 08/01/2052	181,803	165,165
Pool FS3569, 3.00%, 02/01/2052	160,249	140,103
Pool FS4035, 5.00%, 03/01/2053	565,607	561,934
Pool FS4110, 2.50%, 03/01/2052	47,166	39,469
Pool FS4377, 3.00%, 04/01/2052	1,367,516	1,196,827
Pool FS4874, 5.50%, 06/01/2053	17,123	17,339
Pool FS5235, 5.50%, 07/01/2053	158,307	159,976
Pool FS5846, 2.50%, 09/01/2052	68,861	57,734
Pool FS6288, 5.50%, 10/01/2053	19,819	20,098
Pool FS6633, 3.00%, 06/01/2052	392,398	343,510
Pool FS6668, 5.50%, 12/01/2053	514,325	518,455
Pool FS6838, 5.50%, 11/01/2053	48,962	49,230
Pool FS6866, 5.00%, 10/01/2053	268,383	265,511
Pool FS7252, 5.00%, 11/01/2053	143,216	141,432
Pool FS7278, 5.00%, 11/01/2053	50,806	50,257
Pool FS9853, 5.50%, 11/01/2054	413,272	417,668
Pool MA4078, 2.50%, 07/01/2050	207,570	175,519
Pool MA4211, 3.00%, 12/01/2050	21,279	18,725
Pool MA4305, 2.00%, 04/01/2051	172,377	138,944
Pool MA4548, 2.50%, 02/01/2052	114,367	96,117
Pool MA4562, 2.00%, 03/01/2052	850,427	683,648
Pool MA4565, 3.50%, 03/01/2052	29,317	26,703
Pool MA4580, 3.50%, 04/01/2052	274,617	249,965
Pool MA4600, 3.50%, 05/01/2052	2,497,075	2,266,741
Pool MA4622, 2.00%, 06/01/2052	45,095	36,107
Pool MA4626, 4.00%, 06/01/2052	134,830	126,593
Pool MA4651, 2.00%, 07/01/2052	28,198	22,570

Pool MA4653, 3.00%, 07/01/2052	1,389,124	1,215,401
Pool MA4654, 3.50%, 07/01/2052	74,057	67,280
Pool MA4655, 4.00%, 07/01/2052	722,667	678,071
Pool MA4684, 4.50%, 06/01/2052	59,960	57,708
Pool MA4698, 3.00%, 08/01/2052	419,905	367,724
Pool MA4700, 4.00%, 08/01/2052	1,420,196	1,335,426
Pool MA4732, 4.00%, 09/01/2052	244,360	228,983
Pool MA4733, 4.50%, 09/01/2052	71,205	68,530
Pool MA4783, 4.00%, 10/01/2052	105,987	99,286
Pool MA4784, 4.50%, 10/01/2052	192,808	185,685
Pool MA4786, 5.50%, 10/01/2052	22,002	22,152
Pool MA4803, 3.50%, 11/01/2052	33,178	30,133
Pool MA4805, 4.50%, 11/01/2052	119,964	115,421
Pool MA4841, 5.00%, 12/01/2052	134,718	133,122
Pool MA4868, 5.00%, 01/01/2053	22,569	22,311
Pool MA4918, 5.00%, 02/01/2053	255,782	253,327
Pool MA4940, 5.00%, 03/01/2053	22,393	22,102
Pool MA4978, 5.00%, 04/01/2053	341,505	338,008
Pool MA5008, 4.50%, 05/01/2053	173,383	166,745
Pool MA5009, 5.00%, 05/01/2053	479,891	475,273
Pool MA5010, 5.50%, 05/01/2053	23,058	23,196
Pool MA5038, 5.00%, 06/01/2053	1,715,002	1,698,499
Pool MA5054, 4.00%, 06/01/2053	104,293	97,532
Pool MA5070, 4.50%, 07/01/2053	151,005	144,897
Pool MA5071, 5.00%, 07/01/2053	313,975	310,954
Pool MA5073, 6.00%, 07/01/2053	163,130	166,728
Pool MA5106, 5.00%, 08/01/2053	376,617	372,555
Pool MA5107, 5.50%, 08/01/2053	247,638	249,140
Pool MA5108, 6.00%, 08/01/2053	46,152	47,214
Pool MA5135, 4.00%, 09/01/2053	20,946	19,610
Pool MA5138, 5.50%, 09/01/2053	607,893	612,634
Pool MA5139, 6.00%, 09/01/2053	723,964	740,990
Pool MA5165, 5.50%, 10/01/2053	17,426	17,518
Pool MA5166, 6.00%, 10/01/2053	226,304	231,202
Pool MA5192, 6.50%, 11/01/2053	101,275	105,046
Pool MA5215, 5.50%, 12/01/2053	1,350,008	1,360,228
Pool MA5216, 6.00%, 12/01/2053	266,716	272,677
Pool MA5245, 5.00%, 01/01/2054	3,040,082	3,002,079
Pool MA5247, 6.00%, 01/01/2054	13,776	14,047
Pool MA5271, 5.50%, 02/01/2054	283,869	284,979
Pool MA5294, 5.00%, 03/01/2054	1,308,685	1,291,383
Pool MA5296, 5.50%, 03/01/2054	1,322,414	1,330,522
Pool MA5327, 5.00%, 04/01/2054	272,127	268,334
Pool MA5331, 5.50%, 04/01/2054	575,462	578,708
Pool MA5352, 5.00%, 05/01/2054	562,004	553,849
Pool MA5389, 6.00%, 06/01/2054	79,803	81,376
Pool MA5445, 6.00%, 08/01/2054	34,820	35,506
Pool MA5498, 6.00%, 10/01/2054	254,229	259,899
Pool MA5530, 5.00%, 11/01/2054	562,980	553,398
Pool MA5531, 5.50%, 11/01/2054	85,661	85,921
Pool MA5583, 4.00%, 01/01/2055	42,212	39,467
Pool MA5584, 4.50%, 01/01/2055	276,238	265,473
Pool MA5586, 5.50%, 01/01/2055	207,886	208,516
Pool MA5611, 4.00%, 02/01/2055	272,027	254,977
Pool MA5644, 4.50%, 03/01/2055	256,601	246,601
Pool MA5760, 5.50%, 07/01/2055	792,100	796,493
Pool MA5823, 6.00%, 09/01/2055	157,886	160,996
Pool MA5853, 5.50%, 10/01/2055	100,587	100,892
Pool MA5854, 6.00%, 10/01/2055	66,280	67,586
Pool MA5944, 5.00%, 01/01/2056	170,372	167,334

Pool MA6029, 5.00%, 04/01/2056	39,641	38,934
Pool MA6053, 5.00%, 05/01/2056	523,111	515,070
Ginnie Mae II Pool
Pool MA8151, 4.50%, 07/20/2052	125,511	121,527
Pool MA8201, 4.50%, 08/20/2052	21,519	20,835
Pool MA8800, 5.00%, 04/20/2053	439,239	436,327
Pool MA8801, 5.50%, 04/20/2053	404,834	410,848
Pool MA8877, 4.50%, 05/20/2053	250,102	242,520
Pool MA8947, 5.00%, 06/20/2053	175,134	173,626
Pool MA8948, 5.50%, 06/20/2053	33,292	33,692
Pool MA9016, 5.00%, 07/20/2053	39,273	38,891
Pool MA9018, 6.00%, 07/20/2053	37,496	38,434
Pool MA9240, 5.00%, 10/20/2053	46,516	46,036
Pool MA9241, 5.50%, 10/20/2053	67,810	68,768
Pool MA9304, 5.00%, 11/20/2053	113,563	112,609
Pool MA9361, 5.00%, 12/20/2053	148,286	146,532
Pool MA9539, 4.50%, 03/20/2054	45,235	43,532
Pool MA9541, 5.50%, 03/20/2054	60,425	60,987
Pool MA9603, 4.50%, 04/20/2054	157,691	151,619
Pool MA9605, 5.50%, 04/20/2054	27,946	28,195
Pool MA9726, 6.00%, 06/20/2054	56,851	58,118
Pool MA9780, 6.00%, 07/20/2054	74,814	76,345
Pool MA9906, 5.50%, 09/20/2054	52,389	52,763
Pool MA9963, 4.50%, 10/20/2054	36,189	34,800
Pool MA9964, 5.00%, 10/20/2054	21,668	21,387
Pool MB0024, 4.50%, 11/20/2054	54,763	52,627
Pool MB0092, 5.50%, 12/20/2054	33,878	34,078
Pool MB0204, 5.00%, 02/20/2055	26,635	26,274
Pool MB0206, 6.00%, 02/20/2055	50,305	51,334
Pool MB0259, 5.50%, 03/20/2055	132,898	133,640
Pool MB0308, 5.50%, 04/20/2055	82,820	83,318
Pool MB0365, 5.00%, 05/20/2055	252,219	249,425
Pool MB0556, 5.50%, 08/20/2055	127,799	128,470
Pool MB0557, 6.00%, 08/20/2055	71,542	72,798
Pool MB0746, 5.50%, 11/20/2055	122,776	123,391
Pool MB0997, 5.50%, 03/20/2056	64,596	64,920
Government National Mortgage Association, Series 2021-103, Class HE, 2.00%, 06/20/2051	29,395	24,072
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $78,371,770)		78,692,332

ASSET-BACKED SECURITIES - 4.0%	Par	Value
Ally Bank/Utah, Series 2026-A, Class D, 5.25%, 03/15/2034 (c)	250,000	250,316
American Airlines 2015-1 Class A Pass Through Trust, Series 2015-1, 3.38%, 05/01/2027	55,200	54,320
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 3.20%, 06/15/2028	482,797	468,831
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, 3.00%, 10/15/2028	54,894	52,964
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, 3.15%, 02/15/2032	156,466	146,443
American Express Travel Related Services Co., Inc.
Series 2024-2, Class A, 5.24%, 04/15/2031	885,000	908,017
Series 2025-2, Class A, 4.28%, 04/15/2030	700,000	701,496
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class D, 5.68%, 08/20/2032 (c)	214,000	215,779
Avis Budget Car Rental LLC
Series 2024-1A, Class B, 5.85%, 06/20/2030 (c)	100,000	102,048
Series 2024-2A, Class A, 5.13%, 10/20/2028 (c)	310,000	312,864
Series 2025-3A, Class B, 4.46%, 02/20/2030 (c)	210,000	206,641
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/2029	920,000	928,172
Blue Stream Communications LLC, Series 2024-1A, Class A2, 5.41%, 11/20/2054 (c)	176,000	176,626
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, 08/15/2031	118,000	117,701
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 05/15/2039 (c)	157,196	158,773
Series 2024-2A, Class A, 5.36%, 09/15/2039 (c)	73,983	73,673

Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	1,805,000	1,802,223
CarMax Auto Owner Trust, Series 2026-1, Class B, 4.30%, 03/15/2032	295,000	293,122
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.50%, 02/15/2050 (c)	263,459	264,788
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/2049 (c)	398,000	397,891
Compass Datacenters LLC
Series 2026-1A, Class A22, 5.29%, 02/25/2056 (c)	184,000	182,220
Series 2026-1A, Class A23, 5.44%, 02/25/2056 (c)	139,000	137,044
Consolidated Communications LLC, Series 2025-1A, Class A2, 6.00%, 05/20/2055 (c)	290,000	294,592
Cyrusone Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048 (c)	325,000	318,720
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (c)	77,000	75,322
Series 2024-3A, Class A2, 4.65%, 05/20/2049 (c)	100,000	95,284
Series 2025-1A, Class A2, 5.91%, 02/20/2050 (c)	405,000	408,581
DB Master Finance Parent LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/2055 (c)	323,375	320,607
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030 (c)	105,996	106,221
DigitalBridge Group, Inc., Series 2024-1A, Class A2, 4.99%, 09/15/2049 (c)	455,000	444,718
Domino's SPV Guarantor LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055 (c)	330,000	328,113
Driven Brands Holdings, Inc., Series 2024-1A, Class A2, 6.37%, 10/20/2054 (c)	309,488	310,379
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067 (c)(i)	143,337	126,509
Enterprise Fleet Financing, Series 2025-2, Class A3, 4.41%, 06/20/2029 (c)	295,000	295,269
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class D, 5.49%, 05/15/2031	370,000	374,676
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	610,000	617,406
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (c)(d)	360,000	365,149
Ford Credit Floorplan LLC
Series 2024-1, Class A1, 5.29%, 04/15/2029 (c)	265,000	267,720
Series 2025-2, Class A1, 4.06%, 09/15/2030	820,000	815,589
Foundation Finance Trust, Series 2024-2A, Class D, 6.59%, 03/15/2050 (c)	76,390	77,646
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066 (c)(i)	177,796	149,221
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029 (c)	310,000	312,637
GLS Auto Receivables Trust
Series 2025-2A, Class D, 5.59%, 01/15/2031 (c)	199,000	200,792
Series 2026-2A, Class D, 5.38%, 01/15/2032 (c)	510,000	511,634
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26%, 03/15/2031 (c)	67,000	67,478
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A3, 4.85%, 12/18/2028	347,632	348,932
Series 2026-2, Class B, 4.44%, 04/16/2032	335,000	333,397
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056 (c)	158,698	132,567
GreenSky LLC
Series 2024-1, Class D, 7.33%, 06/25/2059 (c)	69,486	71,054
Series 2025-1A, Class B, 5.39%, 03/25/2060 (c)	171,011	171,367
Series 2026-REV1, Class A, 4.93%, 05/15/2041 (c)(h)	282,000	283,344
Hilton Grand Vacations, Inc.
Series 2024-1B, Class B, 5.99%, 09/15/2039 (c)	32,491	32,908
Series 2026-1A, Class C, 5.36%, 02/25/2043 (c)	436,228	435,771
Jersey Mike's Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055 (c)	320,938	324,678
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056 (c)	217,000	216,797
Series 2026-1A, Class B, 5.89%, 03/25/2056 (c)	136,000	135,291
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/2065 (c)	374,170	375,566
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class B, 1.83%, 05/20/2039 (c)	93,761	89,173
Series 2023-1A, Class B, 5.42%, 10/20/2040 (c)	161,443	162,684
Metronet Systems Holdings LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055 (c)	362,000	364,347
Series 2025-4A, Class B, 5.60%, 12/20/2055 (c)	101,000	100,425
Mtp Abs Funding LLC, Series 2026-1A, Class A2, 5.20%, 04/25/2056 (c)	470,000	468,814
MVW Owner Trust
Series 2024-2A, Class B, 4.58%, 03/20/2042 (c)	131,023	129,866
Series 2024-2A, Class C, 4.92%, 03/20/2042 (c)	84,310	82,951
Series 2025-1A, Class B, 5.21%, 09/22/2042 (c)	89,125	89,313

Series 2025-1A, Class C, 5.75%, 09/22/2042 (c)	72,013	71,973
Series 2025-2A, Class C, 4.97%, 10/20/2044 (c)	155,100	151,309
Series 2026-1A, Class C, 5.36%, 03/20/2043 (c)	187,228	186,343
NextGear Floorplan Master Trust
Series 2024-1A, Class A2, 5.12%, 03/15/2029 (c)	340,000	342,499
Series 2025-1A, Class A, 4.55%, 02/15/2030 (c)	285,000	285,857
Series 2026-1A, Class A2, 4.07%, 02/15/2031 (c)	390,000	386,295
Nissan Auto Receivables Owner Trust
Series 2026-A, Class A3, 4.47%, 12/16/2030	850,000	852,036
Series 2026-A, Class B, 4.87%, 03/15/2032	425,000	427,037
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036 (c)	122,099	122,867
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041 (c)	250,000	236,267
QTS Issuer ABS LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (c)	300,000	298,742
Series 2025-1A, Class A2, 5.04%, 10/05/2055 (c)	50,075	48,711
Series 2026-4A, Class A2, 5.70%, 03/05/2056 (c)	176,000	175,812
Series 2026-4A, Class B, 6.73%, 03/05/2056 (c)	170,000	169,324
Series 2026-5A, Class A2, 6.18%, 03/06/2056 (c)	80,000	80,271
RCKT Mortgage Trust
Series 2024-CES2, Class A1A, 6.14%, 04/25/2044 (c)(i)	200,994	201,682
Series 2025-CES10, Class A1A, 4.89%, 11/25/2055 (c)(d)	155,197	153,552
Series 2025-CES10, Class A1B, 5.00%, 11/25/2055 (c)(d)	235,353	232,812
Series 2025-CES11, Class A1A, 4.97%, 11/25/2055 (c)(d)	289,682	287,928
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055 (c)(d)	299,891	301,923
Series 2026-CES5, Class A1A, 5.25%, 05/25/2056 (c)(d)	220,000	219,498
Santander Consumer USA Holdings, Inc., Series 2025-1, Class D, 5.43%, 03/17/2031	410,000	414,862
Sierra Timeshare Conduit Receivables Funding LLC
Series 2024-1A, Class C, 5.94%, 01/20/2043 (c)	61,483	61,823
Series 2024-2A, Class B, 5.29%, 06/20/2041 (c)	97,061	96,690
Series 2025-3A, Class B, 4.64%, 08/22/2044 (c)	68,020	67,205
Series 2025-3A, Class C, 4.98%, 08/22/2044 (c)	91,147	89,791
SMRT 2022-MINI, Series 2022-MINI, Class E, 6.33% (1 mo. Term SOFR + 2.70%), 01/15/2039 (c)	125,000	124,471
Sotheby's Artfi Master Trust, Series 2026-1A, Class C, 5.00%, 06/20/2033 (c)	226,000	224,652
Stack Infrastructure Issuer LLC
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (c)	152,000	152,676
Series 2025-1A, Class A2, 5.00%, 05/25/2050 (c)	340,000	330,579
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (c)	246,250	247,296
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/2055 (c)	357,000	356,393
Taco Bell Corp.
Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (c)	245,625	240,287
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (c)	89,408	82,877
Series 2025-1A, Class A2I, 4.82%, 08/25/2055 (c)	325,000	321,211
Towd Point Mortgage Trust
Series 2018-2, Class A2, 3.50%, 03/25/2058 (c)(i)	100,000	97,566
Series 2022-4, Class A1, 3.75%, 09/25/2062 (c)	80,196	75,995
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (c)(i)	143,022	143,122
Series 2024-CES4, Class A1, 5.12%, 09/25/2064 (c)(d)	155,907	155,452
Toyota Auto Loan Extended Note Trust, Series 2026-1A, Class A, 4.58%, 04/25/2039 (c)	340,000	339,959
United Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 2.88%, 10/07/2028	23,232	22,311
United Airlines 2019-2 Class AA Pass Through Trust, Series 2019-2, 2.70%, 05/01/2032	145,402	132,637
United Airlines 2023-1 Class A Pass Through Trust, Series 2023-1, 5.80%, 01/15/2036	411,604	427,180
United Airlines 2024-1 Class AA Pass Through Trust, 5.45%, 02/15/2037	620,232	637,019
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055 (c)	718,000	726,885
US Bancorp, Series 2026-RVM1, Class B1, 4.96%, 12/25/2046 (c)	232,173	228,820
Vantage Data Centers Guarantor LLC, Series 2021-1A, Class A2, 2.17%, 10/15/2046 (c)	125,000	123,593
Vantage Data Centers Holding LLC, Series 2025-1A, Class A2, 5.13%, 08/15/2055 (c)	841,000	820,439
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/2030	1,695,000	1,713,799
Series 2024-8, Class A1A, 4.62%, 11/20/2030	806,000	811,279
Vertical Bridge Holdings LLC, Series 2026-1A, Class D, 5.19%, 03/15/2056 (c)	154,000	150,540

Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066 (c)(i)	173,288	152,704
Series 2025-6, Class A3, 5.72%, 07/25/2070 (c)(d)	360,994	361,627
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037 (c)	121,153	122,159
Westlake Automobile Receivables Trust
Series 2025-1A, Class D, 5.54%, 11/15/2030 (c)	205,000	206,799
Series 2025-2A, Class C, 4.85%, 01/15/2031 (c)	262,000	263,019
WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, 05/15/2030	1,340,000	1,343,286
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039 (c)	200,599	201,412
Willis Lease Finance Corp., Series 2025-A, Class A, 5.58%, 06/15/2050 (c)	241,992	243,012
Wireless PropCo Funding Parent LLC
Series 2025-1A, Class A2, 4.07%, 06/25/2055 (c)	88,000	83,734
Series 2025-1A, Class B, 4.30%, 06/25/2055 (c)	85,000	80,070
World Omni Auto Trust, Series 2026-B, Class B, 4.61%, 08/16/2032	345,000	345,400
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (c)	320,000	322,909
TOTAL ASSET-BACKED SECURITIES (Cost $37,448,182)		37,561,738

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%	Par	Value
Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, 01/25/2066 (c)(i)	266,088	264,039
Avenue of Americas, Series 2025-1301, Class D, 6.22%, 08/11/2042 (c)(i)	188,000	187,555
BANK-2019, Series 2019-BN17, Class C, 4.51%, 04/15/2052 (i)	235,000	223,247
BANK-2024, Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	745,000	779,404
BANK-2025, Series 2025-BNK50, Class A5, 5.65%, 05/15/2068 (i)	245,000	254,908
BANK5 Trust
Series 2023-5YR2, Class C, 7.16%, 07/15/2056 (i)	85,000	85,993
Series 2024-5YR12, Class C, 6.30%, 12/15/2057 (i)	255,000	256,589
Series 2024-5YR5, Class B, 6.54%, 02/15/2029 (i)	69,000	70,751
Series 2024-5YR7, Class B, 6.94%, 06/15/2057	201,000	208,821
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	1,230,000	1,269,099
Series 2025-5YR13, Class A3, 5.75%, 01/15/2058	350,000	360,792
Series 2025-5YR17, Class B, 5.99%, 11/15/2058 (i)	158,000	160,161
Series 2025-5YR17, Class C, 5.89%, 11/15/2058 (i)	112,000	110,808
BBCMS Trust
Series 2018-TALL, Class B, 4.80% (1 mo. Term SOFR + 1.17%), 03/15/2037 (c)	100,000	92,801
Series 2024-5C31, Class C, 5.76%, 12/15/2057 (i)	59,000	58,334
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	1,190,000	1,230,179
Series 2025-5C34, Class A3, 5.66%, 05/15/2058	1,035,000	1,065,849
Series 2025-5C36, Class A3, 5.52%, 08/15/2058	470,000	482,690
Benchmark Mortgage Trust
Series 2023-V2, Class C, 6.77%, 05/15/2055 (i)	178,000	178,815
Series 2023-V3, Class C, 7.17%, 07/15/2056 (i)	131,000	130,890
Series 2024-V6, Class C, 6.67%, 03/15/2057	140,000	141,498
Series 2024-V6, Class D, 4.00%, 03/15/2057	48,000	43,140
Series 2024-V7, Class B, 6.85%, 05/15/2056 (i)	135,000	139,567
Series 2024-V8, Class A3, 6.19%, 07/15/2057 (i)	755,000	784,165
Series 2025-V13, Class A4, 5.82%, 02/15/2058 (i)	290,000	299,830
Series 2025-V15, Class A3, 5.80%, 06/15/2058	1,050,000	1,087,926
Series 2026-B42, Class A5, 5.10%, 03/15/2059	735,000	736,065
Series 2026-V21, Class C, 6.01%, 03/15/2059	150,000	146,883
BMO Mortgage Trust
Series 2024-5C3, Class B, 6.56%, 02/15/2057 (i)	68,000	68,786
Series 2024-5C4, Class A3, 6.53%, 05/15/2057 (i)	850,000	887,922
Series 2024-5C8, Class C, 5.74%, 12/15/2057 (i)	36,000	35,596
Series 2025-5C10, Class C, 6.49%, 05/15/2058 (i)	84,000	85,255
Series 2025-C12, Class A5, 5.87%, 06/15/2058 (i)	352,000	371,616
BX Trust, Series 2025-ARIA, Class C, 5.52%, 12/13/2042 (c)(i)	266,000	266,384
Chase Mortgage Finance Corp.
Series 2024-11, Class A4, 6.00%, 11/25/2055 (c)(i)	81,064	81,212
Series 2024-2, Class A6A, 6.00%, 02/25/2055 (c)(i)	32,485	32,492

Series 2024-4, Class A6, 6.00%, 03/25/2055 (c)(i)	128,096	128,408
Series 2025-1, Class A4, 6.00%, 11/25/2055 (c)(i)	245,290	245,877
CHI Commercial Mortgage Trust
Series 2025-110W, Class D, 6.63%, 12/13/2040 (c)(i)	288,000	281,537
Series 2025-SFT, Class D, 7.32%, 04/15/2042 (c)(i)	171,000	173,076
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class C, 6.36%, 07/10/2028 (c)(i)	200,000	202,965
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class B, 7.00%, 08/10/2044 (c)(i)	213,000	223,251
Series 2024-CBM, Class D, 7.93%, 12/10/2041 (c)(i)	100,000	101,944
Series 2025-SBX, Class B, 5.55%, 08/10/2041 (c)(i)	330,000	327,253
Computershare Corporate Trust, Series 2024-1CHI, Class C, 6.23%, 07/15/2035 (c)(i)	205,000	205,356
CONE Commercial Mortgage Trust 2026-DFW3, Series 2026-DFW3, Class A, 5.75%, 05/15/2043 (c)(i)	325,000	325,418
ELM Trust
Series 2024-ELM, Class D10, 6.63%, 06/10/2039 (c)(i)	180,000	179,270
Series 2024-ELM, Class D15, 6.67%, 06/10/2039 (c)(i)	123,000	122,489
Fannie Mae Connecticut Avenue Securities
Series 2022-R02, Class 2M2, 6.61% (30 day avg SOFR US + 3.00%), 01/25/2042 (c)	267,180	270,375
Series 2023-R06, Class 1M2, 6.31% (30 day avg SOFR US + 2.70%), 07/25/2043 (c)	500,000	512,927
Series 2024-R03, Class 2M2, 5.56% (30 day avg SOFR US + 1.95%), 03/25/2044 (c)	420,000	423,795
Series 2024-R04, Class 1M2, 5.26% (30 day avg SOFR US + 1.65%), 05/25/2044 (c)	99,000	99,116
Series 2026-R03, Class 2M2, 5.16% (30 day avg SOFR US + 1.55%), 04/25/2046 (c)	213,000	213,370
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class B, 6.35%, 02/10/2056 (i)	65,000	65,760
Series 2023-V1, Class C, 6.35%, 02/10/2056 (i)	62,909	62,716
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class B1, 7.26% (30 day avg SOFR US + 3.65%), 11/25/2041 (c)	500,000	506,101
Series 2022-DNA1, Class M2, 6.11% (30 day avg SOFR US + 2.50%), 01/25/2042 (c)	100,000	100,620
Series 2022-DNA3, Class M2, 7.96% (30 day avg SOFR US + 4.35%), 04/25/2042 (c)	377,000	387,767
Series 2022-DNA5, Class M1B, 8.11% (30 day avg SOFR US + 4.50%), 06/25/2042 (c)	150,000	155,041
Series 2024-DNA1, Class M2, 5.56% (30 day avg SOFR US + 1.95%), 02/25/2044 (c)	500,000	505,349
Series 2025-HQA1, Class M2, 5.26% (30 day avg SOFR US + 1.65%), 02/25/2045 (c)	214,000	214,086
GGP Retail LLC, Series 2024-SHOW, Class C, 6.07%, 10/10/2041 (c)(i)	170,000	169,762
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 6.52% (1 mo. Term SOFR + 2.89%), 03/15/2039 (c)	200,000	201,372
GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, 02/25/2056 (c)(i)	242,576	241,602
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C, 5.95%, 01/13/2040 (c)(i)	100,000	102,073
Series 2025-SPRL, Class D, 6.34%, 01/13/2040 (c)(i)	100,000	102,240
Series 2025-SPRL, Class E, 6.68%, 01/13/2040 (c)(i)	100,000	102,719
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	506,509	505,226
Series 2022-OPO, Class B, 3.38%, 01/05/2039 (c)	150,000	125,816
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1, 4.88%, 05/25/2066 (c)(i)	414,563	411,747
Madison Avenue Trust
Series 2025-11MD, Class C, 5.63%, 10/15/2042 (c)(i)	150,000	150,759
Series 2025-11MD, Class D, 6.36%, 10/15/2042 (c)(i)	150,000	151,389
Series 2025-11MD, Class E, 7.33%, 10/15/2042 (c)(i)	150,000	150,133
Manhattan West, Series 2020-1MW, Class D, 2.33%, 09/10/2039 (c)(i)	249,000	238,399
MFRA Trust, Series 2025-NQM5, Class A1, 5.19%, 11/25/2070 (c)(i)	410,181	409,672
Morgan Stanley Capital I, Inc., Series 2018-H4, Class C, 5.05%, 12/15/2051 (i)	35,000	32,677
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM10, Class A1, 5.12%, 11/25/2070 (c)(i)	266,031	264,978
New Residential Mortgage Loan Trust 2023-NQM1
Series 2025-NQM3, Class A3, 5.99%, 05/25/2065 (c)(d)	265,442	266,648
Series 2025-NQM7, Class A1, 5.01%, 10/26/2065 (c)(i)	216,364	214,696
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%, 07/13/2042 (c)(i)	209,000	207,736
ONNI Commerical Mortgage Trust
Series 2024-APT, Class C, 6.43%, 07/15/2039 (c)(i)	215,000	217,079
Series 2024-APT, Class D, 7.00%, 07/15/2039 (c)(i)	160,000	162,405
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (c)(i)	254,616	213,305
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063 (c)(d)	126,306	126,424

Series 2024-NQM14, Class A1, 4.94%, 09/25/2064 (c)(d)	306,138	304,581
Series 2024-NQM14, Class A3, 5.35%, 09/25/2064 (c)(d)	86,667	86,255
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064 (c)(d)	131,229	131,615
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055 (c)(d)	110,413	110,574
PRKCM Trust, Series 2025-AFC1, Class A1, 5.10%, 10/25/2060 (c)(i)	366,079	365,227
PRM Trust, Series 2025-PRM6, Class D, 5.68%, 07/05/2033 (c)(i)	100,000	99,358
RCKT Mortgage Trust, Series 2023-CES3, Class A1A, 7.11%, 11/25/2043 (c)(i)	192,232	192,934
Rithm Capital Corp., Series 2026-NQM6, Class A2, 5.50%, 05/25/2066 (c)(d)	349,599	349,488
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	112,000	116,292
Sequoia Mortgage Trust, Series 2024-7, Class A12, 5.50%, 08/25/2054 (c)(i)	430	428
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061 (c)(i)	62,655	53,425
Stellar Management
Series 2025-IP, Class D, 6.31%, 06/10/2042 (c)(i)	106,000	106,929
Series 2025-IP, Class E, 6.85%, 06/10/2042 (c)(i)	60,000	60,644
Verus Securitization Trust
Series 2025-R2, Class A1, 5.09%, 07/25/2067 (c)(i)	345,441	343,872
Series 2026-4, Class A2, 5.32%, 04/25/2071 (c)(d)	186,173	185,070
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C64, Class A5, 5.65%, 02/15/2058	645,000	671,020
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,736,633)		26,660,498

FOREIGN CORPORATE BONDS - 2.7%	Par	Value
Airlines - 0.0% (b)
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (c)	280,833	280,417

Automobiles & Components - 0.0% (b)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	97,961

Banks - 1.0%
ASB Bank Ltd.
5.35%, 06/15/2026 (c)	323,000	322,356
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (c)	461,000	462,068
Australia & New Zealand Banking Group Ltd., 4.75%, 01/18/2027 (a)	361,000	361,603
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	167,000	170,284
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027 (a)(c)	349,000	347,387
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	400,000	401,262
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (c)	349,000	336,260
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030 (c)	352,000	358,388
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034 (c)	207,000	216,587
Commonwealth Bank of Australia, 5.84%, 03/13/2034 (c)	892,000	924,646
Credit Agricole SA
5.59%, 07/05/2026 (c)	558,000	558,809
5.13%, 03/11/2027 (c)	254,000	255,394
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027 (c)	4,000	4,003
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	1,393,000	1,490,682
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (c)	245,000	249,291
Macquarie Bank Ltd., 3.62%, 06/03/2030 (c)	863,000	822,428
Mitsubishi UFJ Financial Group, Inc., 5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	238,000	243,437
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	196,955
Standard Chartered PLC, 6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (c)	200,000	199,797
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	203,103
5.80%, 07/13/2028	540,000	554,300
5.71%, 01/13/2030	253,000	260,962
1.71%, 01/12/2031	280,000	245,037
5.77%, 01/13/2033	351,000	366,058
		9,551,097

Capital Goods - 0.1%
Vinci SA, 3.75%, 04/10/2029 (c)	637,000	624,121

Commercial Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	568,000	564,085
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028 (c)	213,000	202,865
		766,950

Consumer Staples Distribution & Retail - 0.0% (b)
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (c)	202,000	199,632

Energy - 0.1%
Aker BP ASA, 6.00%, 06/13/2033 (c)	192,000	199,997
Enbridge, Inc.
5.30%, 04/05/2029	50,000	50,866
5.70%, 03/08/2033	333,000	345,467
5.63%, 04/05/2034	325,000	335,991
		932,321

Exploration & Production - 0.0% (b)
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	44,035

Financial Services - 0.1%
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028 (c)	200,000	203,354
UBS AG/London, 5.65%, 09/11/2028	250,000	256,407
UBS Group AG, 4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (c)	366,000	356,639
		816,400

Food & Beverage - 0.1%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 2.50%, 01/15/2027	699,000	689,480

Food, Beverage & Tobacco - 0.1%
Heineken NV, 3.50%, 01/29/2028 (c)	882,000	871,409

Industrial Other - 0.0% (b)
Triton Container International Ltd., 3.15%, 06/15/2031 (c)	216,000	194,889

Insurance - 0.0% (b)
AIA Group Ltd., 3.20%, 09/16/2040 (c)	213,000	164,159
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	253,000	236,150
		400,309

Materials - 0.0% (b)
Taseko Mines Ltd., 8.25%, 05/01/2030 (c)	14,000	14,601
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (c)	6,000	6,219
Yara International ASA, 3.80%, 06/06/2026 (c)	22,000	21,942
		42,762

Media & Entertainment - 0.0% (b)
Tencent Holdings Ltd., 3.98%, 04/11/2029 (c)	353,000	350,169

Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	643,000	646,712
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (c)	30,808	30,505
		677,217

Railroad - 0.0% (b)
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	31,272

Real Estate Management & Development - 0.0% (b)
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027 (c)	347,000	343,728

Semiconductors & Semiconductor Equipment - 0.3%
Renesas Electronics Corp., 2.17%, 11/25/2026 (c)	376,000	370,756
SK hynix, Inc.
6.38%, 01/17/2028 (c)	1,290,000	1,330,827
5.50%, 01/16/2029 (c)	1,156,000	1,186,596
		2,888,179

Supermarkets & Pharmacies - 0.1%
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027 (c)	290,000	287,573
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029 (a)(c)	280,000	273,920
		561,493

Telecommunication Services - 0.0% (b)
Rogers Communications, Inc., 7.50%, 08/15/2038	198,000	225,268
Vodafone Group PLC, 5.75%, 02/10/2063	87,000	81,505
		306,773

Transportation - 0.2%
AP Moller - Maersk AS, 5.88%, 09/14/2033 (c)	1,347,000	1,413,478

Utilities - 0.3%
E.ON International Finance BV, 6.65%, 04/30/2038 (c)	161,000	177,360
Electricite de France SA
5.70%, 05/23/2028 (c)	349,000	355,612
6.95%, 01/26/2039 (c)	243,000	268,470
6.90%, 05/23/2053 (c)	236,000	255,314
Enel Finance International NV, 1.63%, 07/12/2026 (c)(d)	577,000	575,096
Korea Electric Power Corp., 4.00%, 06/14/2027 (c)	703,000	701,656
National Grid PLC, 5.42%, 01/11/2034	315,000	320,848
		2,654,356

Wireline Telecommunications Services - 0.1%
British Telecommunications PLC, 5.13%, 12/04/2028	658,000	666,187
TOTAL FOREIGN CORPORATE BONDS (Cost $25,038,039)		25,404,635

U.S. GOVERNMENT AGENCY ISSUES - 1.6%	Par	Value
Federal Farm Credit Banks Funding Corp
4.88%, 08/28/2026	5,000	5,002
4.50%, 03/26/2027	20,000	20,044
1.00%, 08/03/2027	25,000	24,128
0.86%, 10/05/2027	44,000	42,123
4.25%, 12/15/2028	63,000	63,173
1.55%, 03/15/2029	8,000	7,449
4.13%, 03/20/2029	10,000	9,989
1.19%, 07/16/2029	7,000	6,349
1.14%, 08/20/2029	30,000	27,237
1.23%, 09/10/2029	71,000	64,484
1.74%, 06/03/2030	1,280,000	1,161,075
1.25%, 06/24/2030	21,000	18,657
1.60%, 07/15/2030	33,000	29,768

1.55%, 07/26/2030	134,000	120,370
1.15%, 08/12/2030	25,000	22,021
1.24%, 09/03/2030	671,000	595,341
1.32%, 09/09/2030	22,000	19,388
1.22%, 09/23/2030	1,201,000	1,060,587
1.30%, 02/03/2031	35,000	30,666
1.67%, 03/03/2031	31,000	27,609
1.99%, 03/17/2031	367,000	332,051
2.02%, 04/01/2031	174,000	156,352
4.75%, 05/02/2031	257,000	263,687
1.88%, 06/16/2031	42,000	37,396
3.30%, 03/23/2032	474,000	448,171
4.47%, 02/23/2034	4,214,000	4,146,361
1.69%, 08/20/2035	196,000	151,414
1.68%, 09/17/2035	55,000	42,771
2.10%, 02/25/2036	21,000	16,718
5.15%, 02/17/2039	488,000	482,234
5.54%, 09/18/2045	156,000	154,419
Federal Home Loan Banks
2.50%, 12/10/2027	140,000	136,720
3.00%, 03/10/2028	10,000	9,801
3.25%, 06/09/2028	140,000	137,592
4.50%, 03/09/2029	250,000	252,974
2.13%, 12/14/2029	150,000	140,233
1.50%, 03/14/2031	1,760,000	1,559,032
4.75%, 03/10/2034	165,000	168,637
Federal Home Loan Mortgage Corp
3.92%, 01/16/2029	820,000	815,654
4.30%, 09/26/2030	1,039,000	1,035,145
Tennessee Valley Authority
4.88%, 01/15/2048	716,000	685,686
5.25%, 02/01/2055	235,000	229,275
4.25%, 09/15/2065	229,000	185,778
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $14,973,822)		14,943,561

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.1%	Par	Value
Chile Government International Bond, 2.55%, 07/27/2033	200,000	171,570
Costa Rica Government International Bond, 7.16%, 03/12/2045	420,000	461,063
Guatemala Government Bond, 6.55%, 02/06/2037 (c)	200,000	212,170
Hungary Government International Bond, 5.50%, 06/16/2034 (c)	275,000	279,420
Indonesia Government International Bond
4.30%, 03/31/2052	400,000	320,550
4.45%, 04/15/2070	207,000	163,330
Korea Development Bank, 4.00%, 01/28/2031	700,000	690,455
Mexico Government International Bond
6.00%, 05/13/2030	205,000	211,082
5.85%, 07/02/2032	235,000	235,749
6.00%, 05/07/2036	349,000	348,836
6.88%, 05/13/2037	300,000	314,190
6.63%, 01/29/2038	240,000	245,026
5.55%, 01/21/2045	140,000	126,523
6.34%, 05/04/2053	403,000	378,518
6.40%, 05/07/2054	333,000	312,570
7.38%, 05/13/2055	599,000	631,913
Oman Government International Bond, 6.50%, 03/08/2047 (c)	200,000	213,263
Panama Government International Bond, 2.25%, 09/29/2032	200,000	168,278
Paraguay Government International Bond, 5.40%, 03/30/2050 (c)	260,000	236,080
Peruvian Government International Bond
3.00%, 01/15/2034	157,000	135,685

5.50%, 03/30/2036	225,000	227,187
3.30%, 03/11/2041	141,000	109,185
3.55%, 03/10/2051	140,000	97,493
Philippine Government International Bond
7.75%, 01/14/2031	211,000	237,905
6.38%, 10/23/2034	394,000	425,907
Province of Ontario Canada
4.05%, 04/16/2031	305,000	302,469
4.85%, 05/29/2036	180,000	182,157
Province of Quebec Canada
4.63%, 08/28/2035	410,000	409,377
4.63%, 06/03/2036	365,000	362,825
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	15,097
5.38%, 02/12/2035	140,000	142,046
5.50%, 04/04/2053	130,000	120,728
5.50%, 03/18/2054	946,000	878,072
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	200,000	156,431
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	104,557
5.75%, 10/28/2034	275,000	289,025
4.13%, 11/20/2045	138,000	118,785
4.98%, 04/20/2055	324,000	293,625
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,269,808)		10,329,142

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.4%	Par	Value
Banc of America Re-Remic Trust, Series 2024-BHP, Class B, 6.53% (1 mo. Term SOFR + 2.90%), 08/15/2039 (c)	100,000	100,257
BLP Commercial Mortgage Trust
Series 2025-IND, Class D, 5.88% (1 mo. Term SOFR + 2.25%), 03/15/2042 (c)	205,824	205,442
Series 2025-IND2, Class D, 6.28% (1 mo. Term SOFR + 2.65%), 12/15/2042 (c)	199,000	199,494
BX Trust
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (c)	285,000	271,034
Series 2024-VLT4, Class E, 6.52% (1 mo. Term SOFR + 2.89%), 06/15/2041 (c)	204,374	202,258
Series 2024-XL5, Class D, 6.32% (1 mo. Term SOFR + 2.69%), 03/15/2041 (c)	175,884	176,098
Series 2025-GW, Class D, 6.38% (1 mo. Term SOFR + 2.75%), 07/15/2042 (c)	192,000	192,802
Series 2025-ROIC, Class D, 5.62% (1 mo. Term SOFR + 1.99%), 03/15/2030 (c)	339,312	339,262
Series 2025-VLT7, Class D, 6.88% (1 mo. Term SOFR + 3.25%), 07/15/2044 (c)	255,000	256,339
Series 2025-VOLT, Class D, 6.38% (1 mo. Term SOFR + 2.75%), 12/15/2044 (c)	185,000	184,797
Series 2026-OPTM, Class C, 5.23% (1 mo. Term SOFR + 1.60%), 03/15/2039 (c)	348,000	347,310
Series 2026-XL6, Class D, 5.73% (1 mo. Term SOFR + 2.10%), 03/15/2043 (c)	138,747	138,530
CONE Trust 2024-DFW1, Series 2024-DFW1, Class D, 6.67% (1 mo. Term SOFR + 3.04%), 08/15/2041 (c)	92,000	91,478
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.88% (1 mo. Term SOFR + 2.25%), 03/15/2042 (c)	266,000	266,499
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.07% (1 mo. Term SOFR + 2.44%), 02/15/2042 (c)	100,000	100,161
ORL Trust, Series 2024-GLKS, Class C, 5.92% (1 mo. Term SOFR + 2.29%), 12/15/2039 (c)	268,000	269,302
SDAL Trust, Series 2025-DAL, Class C, 7.57% (1 mo. Term SOFR + 3.94%), 04/15/2042 (c)	247,000	247,965
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 6.39% (1 mo. Term SOFR + 2.76%), 05/15/2038 (c)	124,000	123,098
SREIT Trust, Series 2021-PALM, Class A, 4.33% (1 mo. Term SOFR + 0.70%), 10/15/2034 (c)	175,000	174,553
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,874,954)		3,886,679

FOREIGN GOVERNMENT AGENCY ISSUES - 0.4%	Par	Value
Asian Development Bank
1.50%, 01/20/2027	330,000	324,335
3.75%, 04/25/2028	135,000	134,030
Export-Import Bank of Korea, 3.75%, 09/22/2030	490,000	479,435
Indonesia Government International Bond, 5.25%, 01/15/2030	274,000	279,382
Inter-American Development Bank
1.50%, 01/13/2027	411,000	404,155
4.13%, 02/15/2029	208,000	207,845
International Bank for Reconstruction & Development

0.88%, 07/15/2026	402,000		399,580
1.38%, 04/20/2028	93,000		88,369
4.50%, 06/26/2028	747,000		743,097
International Finance Corp., 4.38%, 01/15/2027	56,000		56,022
Japan International Cooperation Agency, 4.38%, 05/28/2031	340,000		340,777
Province of British Columbia Canada, 4.80%, 06/11/2035	305,000		308,904
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $3,761,865)			3,765,931

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (j)	40,230,783		40,230,783
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $40,230,783)			40,230,783

MONEY MARKET FUNDS - 1.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (j)	12,993,444		12,993,444
TOTAL MONEY MARKET FUNDS (Cost $12,993,444)			12,993,444

TOTAL INVESTMENTS - 104.0% (Cost $975,119,021)			973,290,156
Liabilities in Excess of Other Assets - (4.0)%		(0.03970)	(37,165,043)
TOTAL NET ASSETS - 100.0%			$ 936,125,113

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $39,472,592.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $112,761,248 or 12.0% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2026.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $747,524 or 0.1% of net assets as of May 31, 2026.

(i)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2026.

(j)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

ActivePassive Core Bond ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3^	Total
Investments:
U.S. Treasury Securities	$ –	$ 266,624,528	$ –	$ 266,624,528
Exchange Traded Funds	238,600,592	–	–	238,600,592
Corporate Bonds	–	213,596,293	–	213,596,293
Agency Commercial Mortgage Backed Securities	–	78,228,152	464,180	78,692,332
Asset-Backed Securities	–	37,278,394	283,344	37,561,738
Collateralized Mortgage Obligations	–	26,660,498	–	26,660,498
Foreign Corporate Bonds	–	25,404,635	–	25,404,635
U.S. Government Agency Issues	–	14,943,561	–	14,943,561
Foreign Government Debt Obligations	–	10,329,142	–	10,329,142
Non-Agency Commercial Mortgage Backed Securities	–	3,886,679	–	3,886,679
Foreign Government Agency Issues	–	3,765,931	–	3,765,931
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	40,230,783
Money Market Funds	12,993,444	–	–	12,993,444
Total Investments	$ 251,594,036	$ 680,717,813	$ 747,524	$ 973,290,156

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.

As of May 31, 2026, the Fund held a Level 3 investment that was valued at the most recent trade price in an inactive market. The Level 3 investment in securities represented less than 1% of the Fund’s net assets and was not considered a significant portion of the Fund’s portfolio. As the Level 3 investment was not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended May 31, 2026 is not presented.